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ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Angola (Cost $7,342,810)
Angola (Rep of), 8.250%, 05/09/2028		825,000	$758,794	0.15
Angola (Rep of), 8.000%, 11/26/2029		1,271,000	1,123,246	0.23
Angola (Rep of), 8.750%, 04/14/2032		814,000	713,194	0.14
Angola (Rep of), 9.375%, 05/08/2048		2,501,000	2,067,577	0.42
Angola (Rep of), 9.125%, 11/26/2049		2,999,000	2,421,692	0.49
			7,084,503	1.43
Argentina (Cost $13,785,539)
Argentina (Rep of), 1.000%, 07/09/2029		1,524,920	512,027	0.10
Argentina (Rep of), (Step to 1.750% on 07/09/2027), 0.750%, 07/09/2030[2]		16,684,195	5,753,124	1.16
Argentina (Rep of), (Step to 4.125% on 07/09/2024), 3.625%, 07/09/2035[2]		10,543,637	3,269,625	0.66
Argentina (Rep of), (Step to 5.000% on 07/09/2024), 4.250%, 01/09/2038[2]		2,211,373	794,492	0.16
Argentina (Rep of), (Step to 4.875% on 07/09/2029), 3.500%, 07/09/2041[2]		3,384,926	1,095,206	0.22
Argentina (Rep of), (Step to 4.875% on 07/09/2029), 3.500%, 07/09/2041[2]		520,000	168,248	0.03
			11,592,722	2.33
Azerbaijan (Cost $2,947,205)
Southern Gas Corridor CJSC, 6.875%, 03/24/2026		1,491,000	1,513,246	0.30
State Oil Co. of the Azerbaijan Republic, 6.950%, 03/18/2030		1,191,000	1,232,778	0.25
			2,746,024	0.55
Bahrain (Cost $2,009,017)
Bahrain (Rep of), 7.500%, 09/20/2047		1,348,000	1,275,774	0.26
Oil and Gas Holding (The) Co. BSCC, 8.375%, 11/07/2028		750,000	792,000	0.16
			2,067,774	0.42
Brazil (Cost $59,842,742)
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.398%), 6.250%, 04/15/2024[3]		1,054,000	969,680	0.19
Brazil (Rep of), 4.250%, 01/07/2025		1,620,000	1,587,138	0.32
Brazil (Rep of), 2.875%, 06/06/2025		1,505,000	1,431,871	0.29
Brazil (Rep of), 6.000%, 04/07/2026		830,000	848,942	0.17
Brazil (Rep of), 4.625%, 01/13/2028		820,000	797,029	0.16
Brazil (Rep of), 8.250%, 01/20/2034		518,000	601,714	0.12
Brazil (Rep of), 5.000%, 01/27/2045		1,251,000	1,013,464	0.20
Brazil (Rep of), 5.625%, 02/21/2047		739,000	645,396	0.13
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2025[4]	BRL	78,458,000	13,759,945	2.77
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2026[4]	BRL	18,302,000	3,058,836	0.62
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2026[4]	BRL	26,785,000	4,268,358	0.86
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	48,207,000	10,116,748	2.04
MC Brazil Downstream Trading S.A.R.L., 7.250%, 06/30/2031		1,289,946	837,397	0.17

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Brazil (continued)
Oi S.A., 14.000%, (100% Cash), 09/07/2024[5,6,7]		2,224,700	$2,213,577	0.45
Oi S.A., 10.000%, 07/27/2025[6,8]		23,583,000	1,414,980	0.28
			43,565,075	8.77
Chile (Cost $11,831,048)
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 04/01/2033[5]	CLP	1,230,000,000	1,546,515	0.31
Chile (Rep of), 2.750%, 01/31/2027		273,000	253,338	0.05
Chile (Rep of), 3.240%, 02/06/2028		493,000	460,245	0.09
Chile (Rep of), 2.550%, 07/27/2033		547,000	444,362	0.09
Chile (Rep of), 3.100%, 05/07/2041		1,728,000	1,291,074	0.26
Chile (Rep of), 3.500%, 01/25/2050		200,000	150,030	0.03
Chile (Rep of), 3.100%, 01/22/2061		1,327,000	862,950	0.17
Corp. Nacional del Cobre de Chile, 5.625%, 10/18/2043		1,009,000	998,018	0.20
Corp. Nacional del Cobre de Chile, 4.875%, 11/04/2044		390,000	350,315	0.07
Corp. Nacional del Cobre de Chile, 4.500%, 08/01/2047		368,000	314,268	0.06
Corp. Nacional del Cobre de Chile, 4.375%, 02/05/2049		979,000	819,962	0.17
Corp. Nacional del Cobre de Chile, 3.700%, 01/30/2050		200,000	149,393	0.03
Corp. Nacional del Cobre de Chile, 3.150%, 01/15/2051		446,000	305,887	0.06
Empresa de Transporte de Pasajeros Metro S.A., 4.700%, 05/07/2050		1,081,000	933,795	0.19
Empresa Nacional del Petroleo, 3.750%, 08/05/2026		530,000	499,773	0.10
Empresa Nacional del Petroleo, 3.450%, 09/16/2031		200,000	168,638	0.04
Empresa Nacional del Petroleo, 4.500%, 09/14/2047		617,000	470,069	0.10
			10,018,632	2.02
China (Cost $85,494,139)
Agile Group Holdings Ltd., 5.750%, 01/02/2025		5,665,000	1,408,329	0.28
Agile Group Holdings Ltd., 5.500%, 04/21/2025		200,000	42,346	0.01
Central China Real Estate Ltd., 7.250%, 04/24/2023[8,9]		2,070,000	93,577	0.02
Central China Real Estate Ltd., 7.650%, 08/27/2023[8]		2,500,000	112,500	0.02
Central China Real Estate Ltd., 7.900%, 11/07/2023[8]		1,910,000	85,950	0.02
Central China Real Estate Ltd., 7.750%, 05/24/2024[8]		3,100,000	104,625	0.02
Central China Real Estate Ltd., 7.250%, 08/13/2024[8]		740,000	33,300	0.01
CFLD Cayman Investment Ltd., 2.500%, 01/31/2031[5]		1,984,123	98,236	0.02
CFLD Cayman Investment Ltd., 2.500%, 01/31/2031[5]		4,891,338	531,202	0.11
China (Rep of), 2.800%, 03/25/2030	CNY	12,270,000	1,734,296	0.35
China Evergrande Group, 8.250%, 03/23/2022[8,9]		2,055,000	83,730	0.02
China Evergrande Group, 11.500%, 01/22/2023[8,9]		2,800,000	119,280	0.02
China Evergrande Group, 7.500%, 06/28/2023[8,9]		10,500,000	427,816	0.09
China Evergrande Group, 10.500%, 04/11/2024[8]		2,300,000	97,862	0.02
China Evergrande Group, 8.750%, 06/28/2025[8]		2,745,000	113,609	0.02
China SCE Group Holdings Ltd., 7.375%, 04/09/2024		1,840,000	368,920	0.07
CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024[8]		380,000	28,266	0.01
CIFI Holdings Group Co. Ltd., 6.000%, 07/16/2025[8]		1,300,000	97,670	0.02
CIFI Holdings Group Co. Ltd., 5.950%, 10/20/2025[8]		1,936,000	145,453	0.03

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (continued)
CIFI Holdings Group Co. Ltd., 5.250%, 05/13/2026[8]		3,374,000	$253,491	0.05
CIFI Holdings Group Co. Ltd., 4.375%, 04/12/2027[8]		801,000	60,180	0.01
CIFI Holdings Group Co. Ltd., 4.800%, 05/17/2028[8]		470,000	35,311	0.01
Country Garden Holdings Co. Ltd., 5.625%, 01/14/2030		1,965,000	295,340	0.06
Fantasia Holdings Group Co. Ltd., 15.000%, 12/18/2021[8,9]		4,515,000	221,235	0.04
Fantasia Holdings Group Co. Ltd., 7.950%, 07/05/2022[8,9]		5,635,000	304,215	0.06
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022[8,9]		1,189,000	58,261	0.01
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023[8,9]		2,175,000	106,575	0.02
Kaisa Group Holdings Ltd., 11.250%, 04/09/2022[8,9]		1,260,000	55,929	0.01
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022[8,9]		3,500,000	155,360	0.03
Kaisa Group Holdings Ltd., 11.950%, 10/22/2022[8,9]		1,300,000	55,250	0.01
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023[8,9]		1,700,000	72,552	0.01
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023[8,9]		2,500,000	106,470	0.02
Kaisa Group Holdings Ltd., 9.375%, 06/30/2024[8]		2,600,000	110,728	0.02
Kaisa Group Holdings Ltd., 11.700%, 11/11/2025[8]		2,000,000	85,355	0.02
Kaisa Group Holdings Ltd., 11.650%, 06/01/2026[8]		1,300,000	55,481	0.01
KWG Group Holdings Ltd., 6.000%, 01/14/2024[8]		1,200,000	95,581	0.02
Scenery Journey Ltd., 11.500%, 10/24/2022[8,9]		1,820,000	74,512	0.01
Scenery Journey Ltd., 12.000%, 10/24/2023[8]		1,880,000	79,508	0.02
Scenery Journey Ltd., 13.750%, 11/06/2023[8]		500,000	20,281	—
Shimao Group Holdings Ltd., 4.750%, 07/03/2022[8,9]		200,000	12,969	—
Sinopec Group Overseas Development 2012 Ltd., 4.875%, 05/17/2042		710,000	679,624	0.14
Sinopec Group Overseas Development 2018 Ltd., 2.700%, 05/13/2030		980,000	870,962	0.18
Sinopec Group Overseas Development 2018 Ltd., 3.350%, 05/13/2050		231,000	169,185	0.03
Sunac China Holdings Ltd., 7.250%, 06/14/2022[8,9]		3,157,000	339,432	0.07
Sunac China Holdings Ltd., 7.950%, 08/08/2022[8,9]		3,200,000	338,394	0.07
Sunac China Holdings Ltd., 8.350%, 04/19/2023[8,9]		4,040,000	434,369	0.09
Sunac China Holdings Ltd., 7.950%, 10/11/2023[8]		3,900,000	427,720	0.09
Sunac China Holdings Ltd., 7.500%, 02/01/2024[8]		200,000	21,563	—
Sunac China Holdings Ltd., 5.950%, 04/26/2024[8]		1,660,000	178,479	0.04
Sunac China Holdings Ltd., 6.650%, 08/03/2024[8]		675,000	71,061	0.01
Sunac China Holdings Ltd., 6.500%, 01/10/2025[8]		450,000	47,374	0.01
Yuzhou Group Holdings Co. Ltd., 7.813%, 01/21/2023[8,9]		1,000,000	34,399	0.01
Yuzhou Group Holdings Co. Ltd., 8.500%, 02/04/2023[8,9]		5,620,000	193,323	0.04
Yuzhou Group Holdings Co. Ltd., 9.950%, 06/08/2023[8,9]		1,595,000	54,819	0.01
Yuzhou Group Holdings Co. Ltd., 6.000%, 10/25/2023[8]		3,962,000	136,913	0.03
Yuzhou Group Holdings Co. Ltd., 8.500%, 02/26/2024[8]		425,000	14,687	—
Yuzhou Group Holdings Co. Ltd., 7.700%, 02/20/2025[8]		1,080,000	37,151	0.01
Yuzhou Group Holdings Co. Ltd., 7.375%, 01/13/2026[8]		5,250,000	180,596	0.04
Yuzhou Group Holdings Co. Ltd., 7.850%, 08/12/2026[8]		1,330,000	45,751	0.01
Yuzhou Group Holdings Co. Ltd., 6.350%, 01/13/2027[8]		2,620,000	90,126	0.02
Zhenro Properties Group Ltd., 8.700%, 08/03/2022[8,9]		1,110,000	27,750	0.01

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (continued)
Zhenro Properties Group Ltd., 8.000%, 03/06/2023[8,9]		1,532,000	$38,300	0.01
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[8,9]		400,000	10,304	—
Zhenro Properties Group Ltd., 14.724%, 08/31/2023[8]		1,360,000	20,400	—
Zhenro Properties Group Ltd., 8.300%, 09/15/2023[8]		3,158,000	78,950	0.02
Zhenro Properties Group Ltd., 8.350%, 03/10/2024[8]		387,000	9,675	—
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[8]		3,591,000	89,775	0.02
Zhenro Properties Group Ltd., 7.100%, 09/10/2024[8]		4,406,000	110,150	0.02
Zhenro Properties Group Ltd., 7.350%, 02/05/2025[8]		8,407,000	216,562	0.04
Zhenro Properties Group Ltd., 6.630%, 01/07/2026[8]		2,065,000	53,194	0.01
Zhenro Properties Group Ltd., 6.700%, 08/04/2026[8]		5,713,000	142,825	0.03
			13,205,364	2.66
Colombia (Cost $13,588,628)
Colombia (Rep of), 3.875%, 04/25/2027		1,183,000	1,087,727	0.22
Colombia (Rep of), 7.375%, 09/18/2037		877,000	864,834	0.17
Colombia (Rep of), 5.625%, 02/26/2044		1,530,000	1,192,175	0.24
Colombia (Rep of), 5.000%, 06/15/2045		544,000	391,111	0.08
Colombia (Rep of), 4.125%, 05/15/2051		813,000	510,678	0.10
Colombian TES, 7.500%, 08/26/2026	COP	5,307,300,000	1,270,981	0.26
Colombian TES, 5.750%, 11/03/2027	COP	9,276,700,000	2,035,530	0.41
Colombian TES, 6.000%, 04/28/2028	COP	9,803,600,000	2,140,169	0.43
Colombian TES, 7.000%, 03/26/2031	COP	982,900,000	210,276	0.04
Empresas Publicas de Medellin ESP, 8.375%, 11/08/2027	COP	8,747,000,000	1,794,016	0.36
			11,497,497	2.31
Costa Rica (Cost $2,064,522)
Costa Rica (Rep of), 6.125%, 02/19/2031		841,000	838,898	0.17
Costa Rica (Rep of), 6.550%, 04/03/2034		369,000	373,797	0.08
Costa Rica (Rep of), 5.625%, 04/30/2043		710,000	618,055	0.12
Costa Rica (Rep of), 7.000%, 04/04/2044		200,000	197,750	0.04
			2,028,500	0.41
Croatia (Cost $1,420,097)
Croatia (Rep of), 6.000%, 01/26/2024		1,400,000	1,398,264	0.28
			1,398,264	0.28
Czech Republic (Cost $9,935,167)
Czech (Rep of), 2.500%, 08/25/2028	CZK	24,570,000	1,037,141	0.21
Czech (Rep of), 2.750%, 07/23/2029	CZK	72,900,000	3,090,184	0.62
Czech (Rep of), 0.050%, 11/29/2029	CZK	18,410,000	654,074	0.13
Czech (Rep of), 0.950%, 05/15/2030	CZK	1,580,000	59,074	0.01
Czech (Rep of), 1.750%, 06/23/2032	CZK	14,820,000	566,140	0.12
Czech (Rep of), 2.000%, 10/13/2033	CZK	8,260,000	314,680	0.06
Czech (Rep of), 4.900%, 04/14/2034	CZK	24,780,000	1,216,923	0.25
Czech (Rep of), 4.200%, 12/04/2036	CZK	6,350,000	293,722	0.06
New World Resources N.V., 8.000%, 04/07/2020[8,9,10]	EUR	1,938,518	—	—

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Czech Republic (continued)
New World Resources N.V., 4.000%, 10/07/2020[8,9,10]	EUR	669,526	$—	—
			7,231,938	1.46
Dominican Republic (Cost $14,647,272)
Dominican (Rep of), 5.500%, 01/27/2025		614,000	604,637	0.12
Dominican (Rep of), 6.875%, 01/29/2026		1,288,000	1,298,979	0.26
Dominican (Rep of), 9.750%, 06/05/2026	DOP	29,950,000	540,535	0.11
Dominican (Rep of), 6.000%, 07/19/2028		710,000	694,209	0.14
Dominican (Rep of), 5.500%, 02/22/2029		483,000	458,762	0.09
Dominican (Rep of), 4.875%, 09/23/2032		3,924,000	3,398,475	0.68
Dominican (Rep of), 13.625%, 02/03/2033	DOP	15,000,000	328,234	0.07
Dominican (Rep of), 5.300%, 01/21/2041		1,173,000	947,221	0.19
Dominican (Rep of), 6.850%, 01/27/2045		363,000	337,648	0.07
Dominican (Rep of), 6.500%, 02/15/2048		1,501,000	1,332,510	0.27
Dominican (Rep of), 6.400%, 06/05/2049		403,000	351,664	0.07
Dominican (Rep of), 5.875%, 01/30/2060		3,530,000	2,788,696	0.56
Dominican Republic Central Bank Notes, 13.000%, 01/30/2026	DOP	18,550,000	352,362	0.07
			13,433,932	2.70
Ecuador (Cost $2,120,514)
Ecuador (Rep of), (Step to 5.500% on 07/31/2024), 3.500%, 07/31/2035[2,5]		2,165,107	744,261	0.15
Ecuador (Rep of), (Step to 5.000% on 07/31/2024), 2.500%, 07/31/2040[2]		2,534,392	791,997	0.16
			1,536,258	0.31
Egypt (Cost $10,414,228)
Egypt (Rep of), 6.588%, 02/21/2028		391,000	281,962	0.06
Egypt (Rep of), 7.600%, 03/01/2029		795,000	570,436	0.11
Egypt (Rep of), 5.875%, 02/16/2031		1,110,000	686,513	0.14
Egypt (Rep of), 7.625%, 05/29/2032		844,000	544,751	0.11
Egypt (Rep of), 8.500%, 01/31/2047		2,028,000	1,179,404	0.24
Egypt (Rep of), 7.903%, 02/21/2048		2,669,000	1,473,475	0.30
Egypt (Rep of), 8.700%, 03/01/2049		1,780,000	1,035,992	0.21
Egypt (Rep of), 8.875%, 05/29/2050		1,443,000	848,051	0.17
Egypt (Rep of), 8.750%, 09/30/2051		1,057,000	617,430	0.12
Egypt (Rep of), 8.150%, 11/20/2059		200,000	112,606	0.02
			7,350,620	1.48
Gabon (Cost $1,227,268)
Gabon (Rep of), 6.625%, 02/06/2031		1,615,000	1,362,333	0.27
			1,362,333	0.27
Ghana (Cost $4,808,978)
Ghana (Rep of), 6.375%, 02/11/2027[8]		2,107,000	955,895	0.19
Ghana (Rep of), 7.750%, 04/07/2029[8]		862,000	390,055	0.08
Ghana (Rep of), 7.625%, 05/16/2029[8]		2,636,000	1,192,790	0.24
Ghana (Rep of), 8.125%, 03/26/2032[8]		633,000	288,154	0.06

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Ghana (continued)
Ghana (Rep of), 8.625%, 04/07/2034[8]		1,441,000	$652,053	0.13
Ghana (Rep of), 7.875%, 02/11/2035[8]		438,000	199,290	0.04
Ghana (Rep of), 8.875%, 05/07/2042[8]		1,540,000	681,450	0.14
			4,359,687	0.88
Guatemala (Cost $1,832,884)
Guatemala (Rep of), 5.375%, 04/24/2032		242,000	229,902	0.04
Guatemala (Rep of), 6.600%, 06/13/2036		426,000	436,000	0.09
Guatemala (Rep of), 4.650%, 10/07/2041		408,000	329,322	0.07
Guatemala (Rep of), 6.125%, 06/01/2050		665,000	615,365	0.12
			1,610,589	0.32
Hungary (Cost $5,714,794)
Hungary (Rep of), 5.375%, 03/25/2024		794,000	791,427	0.16
Hungary (Rep of), 6.750%, 10/22/2028	HUF	216,810,000	592,730	0.12
Hungary (Rep of), 3.000%, 08/21/2030	HUF	443,460,000	989,479	0.20
Hungary (Rep of), 2.125%, 09/22/2031		564,000	439,555	0.09
Hungary (Rep of), 3.000%, 10/27/2038	HUF	248,590,000	432,743	0.08
Hungary (Rep of), 3.125%, 09/21/2051		2,231,000	1,428,920	0.29
			4,674,854	0.94
India (Cost $1,859,297)
Export-Import Bank of India, 3.375%, 08/05/2026		440,000	413,953	0.08
Export-Import Bank of India, 2.250%, 01/13/2031		589,000	473,307	0.10
Export-Import Bank of India, 5.500%, 01/18/2033		851,000	844,753	0.17
			1,732,013	0.35
Indonesia (Cost $35,470,014)
Indonesia (Rep of), 8.375%, 03/15/2024	IDR	45,715,000,000	3,077,505	0.62
Indonesia (Rep of), 8.125%, 05/15/2024	IDR	19,857,000,000	1,339,386	0.27
Indonesia (Rep of), 4.150%, 09/20/2027		420,000	407,894	0.08
Indonesia (Rep of), 4.550%, 01/11/2028		917,000	907,538	0.18
Indonesia (Rep of), 6.375%, 08/15/2028	IDR	6,882,000,000	464,659	0.09
Indonesia (Rep of), 9.000%, 03/15/2029	IDR	11,300,000,000	851,036	0.17
Indonesia (Rep of), 8.250%, 05/15/2029	IDR	23,273,000,000	1,701,338	0.34
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	9,202,000,000	632,665	0.13
Indonesia (Rep of), 6.500%, 02/15/2031	IDR	3,078,000,000	205,744	0.04
Indonesia (Rep of), 7.750%, 04/15/2031	IDR	12,825,000,000	924,130	0.19
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	16,566,000,000	1,264,290	0.25
Indonesia (Rep of), 7.000%, 02/15/2033	IDR	33,356,000,000	2,330,547	0.47
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	12,504,000,000	955,424	0.19
Indonesia (Rep of), 7.500%, 06/15/2035	IDR	10,880,000,000	784,807	0.16
Indonesia (Rep of), 8.500%, 10/12/2035		624,000	810,365	0.16
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	10,391,000,000	792,417	0.16
Indonesia (Rep of), 6.625%, 02/17/2037		751,000	859,436	0.17
Indonesia (Rep of), 7.750%, 01/17/2038		971,000	1,220,162	0.25
Indonesia (Rep of), 7.500%, 05/15/2038	IDR	8,539,000,000	617,881	0.12

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Indonesia (continued)
Indonesia (Rep of), 8.375%, 04/15/2039	IDR	12,332,000,000	$960,197	0.19
Indonesia (Rep of), 5.250%, 01/17/2042		833,000	843,602	0.17
Indonesia (Rep of), 5.950%, 01/08/2046		866,000	944,971	0.19
Indonesia (Rep of), 5.250%, 01/08/2047		546,000	550,664	0.11
Indonesia (Rep of), 4.750%, 07/18/2047		750,000	713,070	0.14
Indonesia (Rep of), 4.200%, 10/15/2050		976,000	844,896	0.17
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 4.750%, 05/15/2025		576,000	563,040	0.11
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 5.450%, 05/15/2030		899,000	878,773	0.18
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 5.800%, 05/15/2050		200,000	180,000	0.04
Pertamina Persero PT, 6.000%, 05/03/2042		329,000	326,846	0.07
Pertamina Persero PT, 6.450%, 05/30/2044		631,000	659,273	0.13
Pertamina Persero PT, 6.500%, 11/07/2048		367,000	381,609	0.08
Pertamina Persero PT, 4.175%, 01/21/2050		622,000	491,403	0.10
Perusahaan Penerbit SBSN Indonesia III, 4.325%, 05/28/2025		217,000	214,255	0.04
Perusahaan Penerbit SBSN Indonesia III, 4.550%, 03/29/2026		929,000	922,780	0.19
Perusahaan Penerbit SBSN Indonesia III, 4.700%, 06/06/2032		453,000	449,590	0.09
Perusahaan Penerbit SBSN Indonesia III, 3.800%, 06/23/2050		298,000	238,808	0.05
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.250%, 10/24/2042		620,000	560,300	0.11
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.250%, 05/15/2047		657,000	578,963	0.12
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.150%, 05/21/2048		1,604,000	1,567,910	0.32
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.875%, 07/17/2049		1,184,000	974,604	0.20
			33,992,778	6.84
Ivory Coast (Cost $5,333,503)
Ivory Coast (Rep of), 5.875%, 10/17/2031	EUR	1,089,000	1,035,712	0.21
Ivory Coast (Rep of), 4.875%, 01/30/2032	EUR	947,000	842,769	0.17
Ivory Coast (Rep of), 6.875%, 10/17/2040	EUR	885,000	778,485	0.16
Ivory Coast (Rep of), 6.625%, 03/22/2048	EUR	2,899,000	2,396,007	0.48
			5,052,973	1.02
Jamaica (Cost $992,469)
Jamaica (Rep of), 7.875%, 07/28/2045		750,000	873,750	0.18
			873,750	0.18
Kazakhstan (Cost $1,734,203)
Kazakhstan (Rep of), 6.500%, 07/21/2045		1,217,000	1,301,849	0.26
			1,301,849	0.26
Kenya (Cost $879,182)
Kenya (Rep of), 8.000%, 05/22/2032		449,000	386,701	0.08

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Kenya (continued)
Kenya (Rep of), 8.250%, 02/28/2048		643,000	$502,093	0.10
			888,794	0.18
Lebanon (Cost $12,091,493)
Lebanon (Rep of), 6.375%, 03/09/2020[8,9]		1,855,000	134,487	0.03
Lebanon (Rep of), 5.800%, 04/14/2020[8,9]		1,719,000	124,628	0.03
Lebanon (Rep of), 6.150%, 06/19/2020[8,9]		3,148,000	228,230	0.05
Lebanon (Rep of), 8.250%, 04/12/2021[8,9]		1,610,000	115,453	0.02
Lebanon (Rep of), 6.100%, 10/04/2022[8,9]		4,808,000	348,580	0.07
Lebanon (Rep of), 6.000%, 01/27/2023[8,9]		1,000	65	—
Lebanon (Rep of), 6.600%, 11/27/2026[8]		1,089,000	78,005	0.02
Lebanon (Rep of), 6.850%, 03/23/2027[8]		2,314,000	165,752	0.03
Lebanon (Rep of), 7.000%, 03/23/2032[8]		1,395,000	99,924	0.02
Lebanon (Rep of), 7.050%, 11/02/2035[8]		244,000	17,478	—
Lebanon (Rep of), 7.250%, 03/23/2037[8]		867,000	62,103	0.01
			1,374,705	0.28
Malaysia (Cost $26,046,476)
Malaysia (Rep of), 3.478%, 06/14/2024	MYR	54,561,000	12,132,765	2.44
Malaysia (Rep of), 4.504%, 04/30/2029	MYR	4,435,000	1,021,915	0.21
Malaysia (Rep of), 4.498%, 04/15/2030	MYR	565,000	130,697	0.03
Malaysia (Rep of), 4.232%, 06/30/2031	MYR	2,488,000	566,915	0.11
Malaysia (Rep of), 3.582%, 07/15/2032	MYR	4,569,000	989,780	0.20
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	2,342,000	513,382	0.10
Malaysia (Rep of), 4.254%, 05/31/2035	MYR	2,888,000	657,474	0.13
Malaysia (Rep of), 4.762%, 04/07/2037	MYR	566,000	135,107	0.03
Malaysia (Rep of), 4.893%, 06/08/2038	MYR	3,968,000	964,746	0.19
Malaysia (Rep of), 3.757%, 05/22/2040	MYR	2,004,000	426,455	0.09
Malaysia (Rep of), 4.696%, 10/15/2042	MYR	444,000	105,804	0.02
Malaysia (Rep of), 4.935%, 09/30/2043	MYR	747,000	181,715	0.04
Malaysia (Rep of), 4.921%, 07/06/2048	MYR	1,743,000	424,143	0.09
Malaysia (Rep of), 4.065%, 06/15/2050	MYR	2,911,000	625,176	0.13
Malaysia Government Investment Issue, 4.193%, 10/07/2032	MYR	329,000	74,718	0.01
Petronas Capital Ltd., 2.480%, 01/28/2032		1,150,000	956,432	0.19
Petronas Capital Ltd., 4.550%, 04/21/2050		1,644,000	1,489,267	0.30
Petronas Capital Ltd., 4.800%, 04/21/2060		718,000	667,234	0.13
Petronas Capital Ltd., 3.404%, 04/28/2061		1,543,000	1,083,863	0.22
			23,147,588	4.66
Mexico (Cost $41,080,319)
Comision Federal de Electricidad, 3.875%, 07/26/2033		1,175,000	918,986	0.19
Mexican Bonos, 10.000%, 12/05/2024	MXN	9,790,000	581,624	0.12
Mexican Bonos, 5.750%, 03/05/2026	MXN	93,590,000	5,089,239	1.02
Mexican Bonos, 5.500%, 03/04/2027	MXN	75,570,000	3,975,808	0.80
Mexican Bonos, 7.500%, 05/26/2033	MXN	33,920,000	1,850,134	0.37
Mexican Bonos, 7.750%, 11/23/2034	MXN	32,200,000	1,778,221	0.36

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Mexico (continued)
Mexican Bonos, 10.000%, 11/20/2036	MXN	37,020,000	$2,419,532	0.49
Mexican Bonos, 8.500%, 11/18/2038	MXN	30,270,000	1,751,737	0.35
Mexican Bonos, 7.750%, 11/13/2042	MXN	14,250,000	759,433	0.15
Mexico (Rep of), 5.400%, 02/09/2028		412,000	416,823	0.08
Mexico (Rep of), 2.659%, 05/24/2031		692,000	575,287	0.12
Mexico (Rep of), 4.875%, 05/19/2033		911,000	872,458	0.18
Mexico (Rep of), 6.050%, 01/11/2040		556,000	563,994	0.11
Mexico (Rep of), 4.750%, 03/08/2044		488,000	419,584	0.08
Mexico (Rep of), 5.550%, 01/21/2045		807,000	767,950	0.15
Mexico (Rep of), 6.338%, 05/04/2053		1,039,000	1,059,293	0.21
Mexico (Rep of), 3.771%, 05/24/2061		2,492,000	1,693,384	0.34
Mexico (Rep of), 3.750%, 04/19/2071		3,044,000	2,019,110	0.41
Mexico (Rep of), 5.750%, 10/12/2110		974,000	868,690	0.18
Petroleos Mexicanos, 6.750%, 09/21/2047		3,754,000	2,415,759	0.49
Petroleos Mexicanos, 6.350%, 02/12/2048		1,346,000	837,101	0.17
Petroleos Mexicanos, 7.690%, 01/23/2050		4,903,000	3,412,111	0.69
Petroleos Mexicanos, 6.950%, 01/28/2060		5,303,000	3,381,555	0.68
			38,427,813	7.74
Mongolia (Cost $1,246,799)
Development Bank of Mongolia LLC, 7.250%, 10/23/2023		470,000	467,885	0.09
Mongolia (Rep of), 8.650%, 01/19/2028		276,000	282,375	0.06
Mongolia (Rep of), 4.450%, 07/07/2031		657,000	516,074	0.10
			1,266,334	0.25
Morocco (Cost $3,550,525)
Morocco (Rep of), 2.375%, 12/15/2027		723,000	629,010	0.13
Morocco (Rep of), 5.950%, 03/08/2028		453,000	455,981	0.09
Morocco (Rep of), 3.000%, 12/15/2032		774,000	621,561	0.12
Morocco (Rep of), 6.500%, 09/08/2033		850,000	877,625	0.18
Morocco (Rep of), 5.500%, 12/11/2042		533,000	466,375	0.09
Morocco (Rep of), 4.000%, 12/15/2050		410,000	280,850	0.06
			3,331,402	0.67
Nigeria (Cost $4,800,264)
Nigeria (Rep of), 6.500%, 11/28/2027		536,000	478,348	0.10
Nigeria (Rep of), 7.375%, 09/28/2033		1,179,000	975,033	0.20
Nigeria (Rep of), 7.696%, 02/23/2038		963,000	761,463	0.15
Nigeria (Rep of), 7.625%, 11/28/2047		2,649,000	1,976,154	0.40
Nigeria (Rep of), 9.248%, 01/21/2049		480,000	416,544	0.08
			4,607,542	0.93
Oman (Cost $9,186,486)
Oman (Rep of), 4.750%, 06/15/2026		1,444,000	1,409,307	0.28
Oman (Rep of), 6.750%, 10/28/2027		1,645,000	1,706,747	0.34
Oman (Rep of), 6.000%, 08/01/2029		1,411,000	1,424,094	0.29
Oman (Rep of), 6.250%, 01/25/2031		430,000	441,394	0.09

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Oman (continued)
Oman (Rep of), 6.500%, 03/08/2047		1,786,000	$1,717,153	0.35
Oman (Rep of), 6.750%, 01/17/2048		1,674,000	1,654,012	0.33
Oman (Rep of), 7.000%, 01/25/2051		830,000	844,850	0.17
			9,197,557	1.85
Pakistan (Cost $6,931,025)
Pakistan (Rep of), 8.250%, 04/15/2024		1,491,000	1,192,054	0.24
Pakistan (Rep of), 8.250%, 09/30/2025		794,000	479,576	0.10
Pakistan (Rep of), 6.875%, 12/05/2027		1,267,000	671,510	0.13
Pakistan (Rep of), 7.375%, 04/08/2031		2,552,000	1,250,480	0.25
Pakistan (Rep of), 8.875%, 04/08/2051		2,157,000	993,299	0.20
Pakistan Water & Power Development Authority, 7.500%, 06/04/2031		761,000	338,303	0.07
			4,925,222	0.99
Panama (Cost $4,496,059)
Panama (Rep of), 3.875%, 03/17/2028		266,000	250,729	0.05
Panama (Rep of), 9.375%, 04/01/2029		870,000	1,040,866	0.21
Panama (Rep of), 6.700%, 01/26/2036		1,097,000	1,172,233	0.24
Panama (Rep of), 4.500%, 05/15/2047		460,000	365,012	0.07
Panama (Rep of), 4.300%, 04/29/2053		1,081,000	805,951	0.16
			3,634,791	0.73
Paraguay (Cost $1,813,821)
Paraguay (Rep of), 4.700%, 03/27/2027		246,000	238,496	0.05
Paraguay (Rep of), 5.850%, 08/21/2033[5]		835,000	837,080	0.17
Paraguay (Rep of), 5.400%, 03/30/2050		690,000	595,658	0.12
			1,671,234	0.34
Peru (Cost $15,628,842)
Peru (Rep of), 7.350%, 07/21/2025		723,000	743,277	0.15
Peru (Rep of), 5.940%, 02/12/2029	PEN	5,105,000	1,399,432	0.28
Peru (Rep of), 6.150%, 08/12/2032	PEN	4,289,000	1,150,910	0.23
Peru (Rep of), 7.300%, 08/12/2033[5]	PEN	5,844,000	1,685,134	0.34
Peru (Rep of), 8.750%, 11/21/2033		2,097,000	2,630,563	0.53
Peru (Rep of), 5.400%, 08/12/2034	PEN	6,591,000	1,637,581	0.33
Peru (Rep of), 3.300%, 03/11/2041		881,000	668,643	0.13
Peru (Rep of), 5.625%, 11/18/2050		739,000	751,553	0.15
Peru (Rep of), 2.780%, 12/01/2060		1,451,000	870,600	0.18
Peru (Rep of), 3.230%, 07/28/2121		635,000	380,520	0.08
Petroleos del Peru S.A., 5.625%, 06/19/2047		2,739,000	1,835,130	0.37
			13,753,343	2.77
Philippines (Cost $8,239,159)
Philippines (Rep of), 10.625%, 03/16/2025		588,000	635,334	0.13
Philippines (Rep of), 9.500%, 02/02/2030		892,000	1,117,028	0.23
Philippines (Rep of), 7.750%, 01/14/2031		1,103,000	1,291,613	0.26
Philippines (Rep of), 5.000%, 07/17/2033		274,000	276,785	0.06

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Philippines (continued)
Philippines (Rep of), 6.375%, 10/23/2034		991,000	$1,098,759	0.22
Philippines (Rep of), 6.250%, 01/14/2036	PHP	12,000,000	215,245	0.04
Philippines (Rep of), 3.950%, 01/20/2040		2,087,000	1,799,904	0.36
Philippines (Rep of), 2.950%, 05/05/2045		784,000	558,502	0.11
Philippines (Rep of), 4.200%, 03/29/2047		216,000	185,149	0.04
			7,178,319	1.45
Poland (Cost $10,489,849)
Bank Gospodarstwa Krajowego, 5.375%, 05/22/2033		444,000	442,641	0.09
Poland (Rep of), 2.500%, 04/25/2024	PLN	6,737,000	1,644,301	0.33
Poland (Rep of), 2.500%, 07/25/2026	PLN	1,468,000	338,813	0.07
Poland (Rep of), 0.250%, 10/25/2026	PLN	1,469,000	313,006	0.06
Poland (Rep of), 3.750%, 05/25/2027	PLN	10,121,000	2,393,020	0.48
Poland (Rep of), 2.500%, 07/25/2027	PLN	1,529,000	344,418	0.07
Poland (Rep of), 5.500%, 11/16/2027		787,000	801,953	0.16
Poland (Rep of), 2.750%, 04/25/2028	PLN	5,360,000	1,200,392	0.24
Poland (Rep of), 1.250%, 10/25/2030	PLN	3,286,000	626,412	0.13
Poland (Rep of), 5.750%, 11/16/2032		960,000	1,013,088	0.20
Poland (Rep of), 4.875%, 10/04/2033		1,582,000	1,561,909	0.32
Poland (Rep of), 5.500%, 04/04/2053		556,000	564,340	0.11
			11,244,293	2.26
Qatar (Cost $8,500,211)
Qatar (Rep of), 3.250%, 06/02/2026		1,837,000	1,758,530	0.35
Qatar (Rep of), 4.817%, 03/14/2049		2,792,000	2,680,320	0.54
Qatar (Rep of), 4.400%, 04/16/2050		530,000	478,781	0.10
QatarEnergy, 3.125%, 07/12/2041		2,762,000	2,094,049	0.42
			7,011,680	1.41
Romania (Cost $13,002,196)
Romania (Rep of), 3.000%, 02/27/2027		444,000	404,040	0.08
Romania (Rep of), 5.800%, 07/26/2027	RON	9,470,000	2,058,966	0.42
Romania (Rep of), 4.150%, 01/26/2028	RON	5,100,000	1,036,184	0.21
Romania (Rep of), 8.000%, 04/29/2030	RON	3,705,000	889,856	0.18
Romania (Rep of), 4.150%, 10/24/2030	RON	6,155,000	1,190,332	0.24
Romania (Rep of), 3.000%, 02/14/2031		354,000	296,447	0.06
Romania (Rep of), 3.625%, 03/27/2032		756,000	649,404	0.13
Romania (Rep of), 8.250%, 09/29/2032	RON	12,855,000	3,188,254	0.64
Romania (Rep of), 6.125%, 01/22/2044		294,000	291,649	0.06
Romania (Rep of), 4.000%, 02/14/2051		2,478,000	1,806,660	0.36
			11,811,792	2.38
Russian Federation (Cost $208,329)
Russian Federal Bond - OFZ, 7.250%, 05/10/2034[8,10]	RUB	13,248,000	—	—
			—	—

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Saudi Arabia (Cost $13,935,739)
Gaci First Investment Co., 5.000%, 10/13/2027		710,000	$706,450	0.14
Gaci First Investment Co., 5.250%, 10/13/2032		1,217,000	1,234,875	0.25
Gaci First Investment Co., 5.125%, 02/14/2053		1,360,000	1,217,534	0.25
Saudi (Rep of), 4.750%, 01/18/2028		1,032,000	1,024,281	0.21
Saudi (Rep of), 5.500%, 10/25/2032		695,000	729,500	0.15
Saudi (Rep of), 4.625%, 10/04/2047		808,000	707,509	0.14
Saudi (Rep of), 5.000%, 04/17/2049		1,903,000	1,753,139	0.35
Saudi (Rep of), 5.250%, 01/16/2050		1,310,000	1,254,430	0.25
Saudi (Rep of), 3.750%, 01/21/2055		1,457,000	1,088,350	0.22
Saudi (Rep of), 4.500%, 04/22/2060		1,128,000	965,184	0.19
Saudi (Rep of), 3.450%, 02/02/2061		2,042,000	1,400,918	0.28
			12,082,170	2.43
South Africa (Cost $17,945,718)
South Africa (Rep of), 10.500%, 12/21/2026	ZAR	64,454,965	3,764,851	0.76
South Africa (Rep of), 4.300%, 10/12/2028		2,754,000	2,488,239	0.50
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	78,585,521	3,939,877	0.79
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	10,672,931	509,424	0.10
South Africa (Rep of), 5.875%, 04/20/2032		1,509,000	1,382,618	0.28
South Africa (Rep of), 8.875%, 02/28/2035	ZAR	10,914,282	507,517	0.10
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	35,823,288	1,553,219	0.31
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	3,000	125	—
South Africa (Rep of), 5.000%, 10/12/2046		467,000	327,157	0.07
South Africa (Rep of), 5.650%, 09/27/2047		1,155,000	863,471	0.18
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	7,000	289	—
South Africa (Rep of), 5.750%, 09/30/2049		1,338,000	1,000,032	0.20
			16,336,819	3.29
South Korea (Cost $5,685,348)
Korea (Rep of), 4.250%, 12/10/2032	KRW	7,054,930,000	5,767,088	1.16
			5,767,088	1.16
Thailand (Cost $8,321,862)
Thailand (Rep of), 2.350%, 06/17/2026	THB	88,425,000	2,587,242	0.52
Thailand (Rep of), 2.650%, 06/17/2028	THB	23,434,000	691,968	0.14
Thailand (Rep of), 2.000%, 12/17/2031	THB	24,345,000	683,061	0.14
Thailand (Rep of), 1.585%, 12/17/2035	THB	19,716,000	508,106	0.10
Thailand (Rep of), 3.400%, 06/17/2036	THB	17,483,000	540,750	0.11
Thailand (Rep of), 3.300%, 06/17/2038	THB	27,502,000	845,501	0.17
Thailand (Rep of), 2.000%, 06/17/2042	THB	44,923,000	1,137,746	0.23
Thailand (Rep of), 2.875%, 06/17/2046	THB	4,854,000	134,059	0.03
Thailand (Rep of), 3.600%, 06/17/2067	THB	18,378,000	526,589	0.10
			7,655,022	1.54
Tunisia (Cost $930,512)
Tunisia (Rep of), 6.375%, 07/15/2026	EUR	1,481,000	997,696	0.20
			997,696	0.20

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Turkey (Cost $4,909,498)
Turkey (Rep of), 6.000%, 01/14/2041		465,000	$366,187	0.07
Turkey (Rep of), 4.875%, 04/16/2043		2,888,000	1,974,786	0.40
Turkey (Rep of), 5.750%, 05/11/2047		3,520,000	2,581,413	0.52
			4,922,386	0.99
Ukraine (Cost $2,056,639)
Ukraine (Rep of), 9.750%, 11/01/2030[8]		1,255,000	393,192	0.08
Ukraine (Rep of), 6.876%, 05/21/2031[8]		1,468,000	437,041	0.09
			830,233	0.17
United Arab Emirates (Cost $7,246,878)
Abu Dhabi (Gov’t of), 3.125%, 09/30/2049		2,175,000	1,584,053	0.32
Abu Dhabi (Gov’t of), 3.875%, 04/16/2050		2,124,000	1,779,725	0.36
DP World Crescent Ltd., 3.875%, 07/18/2029		641,000	601,004	0.12
DP World Crescent Ltd., 3.750%, 01/30/2030		804,000	747,707	0.15
DP World Ltd., 5.625%, 09/25/2048		843,000	802,546	0.16
Finance Department Government of Sharjah, 6.500%, 11/23/2032		671,000	694,572	0.14
			6,209,607	1.25
Uruguay (Cost $11,713,327)
Uruguay (Rep of), 4.375%, 12/15/2028	UYU	8,870,757	623,417	0.13
Uruguay (Rep of), 8.250%, 05/21/2031	UYU	43,056,886	1,091,629	0.22
Uruguay (Rep of), 7.875%, (73% PIK), 01/15/2033[6]		1,327,380	1,602,818	0.32
Uruguay (Rep of), 9.750%, 07/20/2033	UYU	39,488,361	1,096,695	0.22
Uruguay (Rep of), 5.750%, 10/28/2034		1,373,750	1,476,781	0.30
Uruguay (Rep of), 7.625%, 03/21/2036		953,660	1,160,867	0.23
Uruguay (Rep of), 3.875%, 07/02/2040	UYU	18,506,980	651,809	0.13
Uruguay (Rep of), 4.125%, 11/20/2045		782,665	704,952	0.14
Uruguay (Rep of), 5.100%, 06/18/2050		786,264	784,201	0.16
Uruguay (Rep of), 4.975%, 04/20/2055		1,803,300	1,743,319	0.35
			10,936,488	2.20
Venezuela (Cost $49,980,026)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[8,9]		28,100,000	11,099,500	2.23
Petroleos de Venezuela S.A., 9.000%, 11/17/2021[8,9]		3,789,076	132,617	0.03
Petroleos de Venezuela S.A., 12.750%, 02/17/2022[8,9]		1,695,000	61,020	0.01
Petroleos de Venezuela S.A., 5.375%, 04/12/2027[8]		1,590,000	55,650	0.01
Petroleos de Venezuela S.A., 9.750%, 05/17/2035[8]		5,253,147	186,487	0.04
Venezuela (Rep of), 7.750%, 10/13/2019[8,9]		1,638,000	85,995	0.02
Venezuela (Rep of), 12.750%, 08/23/2022[8,9]		3,246,000	284,025	0.06
Venezuela (Rep of), 9.000%, 05/07/2023[8,9]		1,407,000	119,595	0.02
Venezuela (Rep of), 8.250%, 10/13/2024[8]		3,213,200	273,122	0.05
Venezuela (Rep of), 11.750%, 10/21/2026[8]		12,976,000	1,135,400	0.23
Venezuela (Rep of), 9.250%, 09/15/2027[8]		3,647,000	328,230	0.07
Venezuela (Rep of), 9.250%, 05/07/2028[8]		2,317,000	196,945	0.04

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Venezuela (continued)
Venezuela (Rep of), 11.950%, 08/05/2031[8]		21,478,800	$1,879,395	0.38
			15,837,981	3.19
Vietnam (Cost $1,252,851)
Vietnam (Rep of), 4.800%, 11/19/2024		1,241,000	1,213,708	0.24
			1,213,708	0.24
Zambia (Cost $769,559)
Zambia (Rep of), 8.970%, 07/30/2027[8]		1,139,000	652,875	0.13
			652,875	0.13
Total Debt Securities (Cost $589,355,330)			416,632,411	83.87
Total Investments (Total Cost $589,355,330)			416,632,411	83.87
Other Assets Less Liabilities			80,141,298	16.13
Net Assets			$496,773,709	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Step coupon bond. Rate as of July 31, 2023 is disclosed.
[3]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[4]	Zero coupon bond.
[5]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[6]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[7]	Restricted security that has been deemed illiquid. At July 31, 2023 the value of these restricted illiquid securities amount to $2,213,577 or 0.45% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
Oi S.A., 14.000%, 09/07/2024	4/21/23-6/15/23	$2,224,700

[8]	Issuer has defaulted on terms of debt obligation.
[9]	Maturity has been extended under the terms of a plan of reorganization.
[10]	Security has been deemed worthless and is a Level 3 investment.
Percentages shown are based on net assets.
At July 31, 2023, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/02/2023	Barclays	Brazilian Real	9,415,280	United States Dollar	1,955,000	$36,072
08/02/2023	HSBC Bank	Brazilian Real	13,366,558	United States Dollar	2,806,332	20,326
08/02/2023	JP Morgan	Brazilian Real	51,220,000	United States Dollar	10,603,018	228,597
08/02/2023	Santander	Brazilian Real	21,500,000	United States Dollar	4,479,353	67,303

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/02/2023	Standard Chartered	Brazilian Real	6,041,250	United States Dollar	1,250,000	$27,557
08/10/2023	Morgan Stanley	Chinese Offshore Yuan	10,027,511	United States Dollar	1,393,000	11,357
08/10/2023	BNP Paribas	Indian Rupee	131,072,936	United States Dollar	1,583,752	9,468
08/10/2023	Merrill Lynch	Indian Rupee	73,506,927	United States Dollar	888,248	5,246
08/10/2023	BNP Paribas	Korean Won	13,286,015,718	United States Dollar	9,955,241	465,951
08/10/2023	Merrill Lynch	Korean Won	1,532,924,800	United States Dollar	1,184,000	18,385
08/10/2023	Standard Chartered	Korean Won	3,186,679,100	United States Dollar	2,486,000	13,545
08/10/2023	Citibank	Singapore Dollar	4,744,205	United States Dollar	3,568,144	1,501
08/10/2023	HSBC Bank	United States Dollar	3,718,000	Chinese Offshore Yuan	25,929,722	86,531
08/10/2023	Barclays	United States Dollar	677,000	Indian Rupee	55,634,506	750
08/10/2023	BNP Paribas	United States Dollar	482,600	Indian Rupee	39,595,014	1,314
08/10/2023	BNP Paribas	United States Dollar	680,000	Singapore Dollar	903,337	309
08/30/2023	Deutsche Bank	Malaysian Ringgit	6,540,934	United States Dollar	1,437,189	16,546
08/30/2023	HSBC Bank	Malaysian Ringgit	5,200,638	United States Dollar	1,137,000	18,851
08/31/2023	Deutsche Bank	Thai Baht	52,626,000	United States Dollar	1,532,198	10,207
08/31/2023	UBS	Thai Baht	64,072,000	United States Dollar	1,863,051	14,822
08/31/2023	Citibank	United States Dollar	432,077	Indonesian Rupiah	6,491,097,204	2,354
08/31/2023	HSBC Bank	United States Dollar	801,768	Indonesian Rupiah	12,059,504,944	3,405
08/31/2023	State Street	United States Dollar	434,800	Indonesian Rupiah	6,501,460,048	4,390
09/06/2023	BNP Paribas	Thai Baht	21,598,000	United States Dollar	628,433	4,917
09/06/2023	JP Morgan	Thai Baht	47,203,366	United States Dollar	1,369,000	15,216
09/06/2023	Standard Chartered	Thai Baht	39,604,931	United States Dollar	1,146,792	14,603
09/11/2023	HSBC Bank	Indian Rupee	126,939,875	United States Dollar	1,541,000	581
09/11/2023	Barclays	Korean Won	1,661,648,800	United States Dollar	1,288,000	15,695
09/11/2023	JP Morgan	Korean Won	4,089,466,530	United States Dollar	3,108,088	100,422
09/11/2023	HSBC Bank	Singapore Dollar	4,333,000	United States Dollar	3,212,485	52,926
09/20/2023	Citibank	Thai Baht	136,021,000	United States Dollar	3,940,639	53,099
09/20/2023	Deutsche Bank	Thai Baht	160,971,000	United States Dollar	4,672,260	54,040
10/11/2023	Deutsche Bank	Indian Rupee	270,343,710	United States Dollar	3,276,000	3,796
10/11/2023	UBS	Indian Rupee	270,296,496	United States Dollar	3,277,000	2,224
10/11/2023	Barclays	Singapore Dollar	4,659,000	United States Dollar	3,447,888	68,059
10/12/2023	Merrill Lynch	Korean Won	1,164,366,820	United States Dollar	888,277	26,882
10/31/2023	Morgan Stanley	Czech Koruna	2,310,000	United States Dollar	105,820	121
10/31/2023	HSBC Bank	Mexican Peso	135,690,836	United States Dollar	7,940,802	22,562
10/31/2023	Merrill Lynch	South African Rand	27,983,770	United States Dollar	1,542,783	8,696
10/31/2023	BNP Paribas	Thai Baht	24,477,000	United States Dollar	716,204	5,310
10/31/2023	Deutsche Bank	Thai Baht	17,866,620	United States Dollar	522,874	3,784
10/31/2023	BNP Paribas	Turkish Lira	35,157,353	United States Dollar	1,224,308	8,983
10/31/2023	Merrill Lynch	United States Dollar	1,548,780	Peruvian Nuevo Sol	5,570,187	12,416
10/31/2023	HSBC Bank	United States Dollar	1,542,732	Romanian Leu	6,878,734	13,395
Subtotal Appreciation						1,552,514
08/02/2023	Deutsche Bank	United States Dollar	21,134,336	Brazilian Real	101,543,088	(339,222)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/08/2023	JP Morgan	United States Dollar	5,828,200	Euro	5,350,114	$(56,804)
08/10/2023	HSBC Bank	Chinese Offshore Yuan	155,841,606	United States Dollar	22,644,814	(819,129)
08/10/2023	Morgan Stanley	Chinese Offshore Yuan	16,481,236	United States Dollar	2,405,944	(97,740)
08/10/2023	Standard Chartered	Chinese Offshore Yuan	8,627,651	United States Dollar	1,227,000	(18,694)
08/10/2023	UBS	Chinese Offshore Yuan	16,749,544	United States Dollar	2,349,000	(3,219)
08/10/2023	Citibank	Indian Rupee	928,298,938	United States Dollar	11,305,277	(21,597)
08/10/2023	Deutsche Bank	United States Dollar	591,300	Chinese Offshore Yuan	4,231,242	(1,287)
08/10/2023	HSBC Bank	United States Dollar	1,733,395	Chinese Offshore Yuan	12,502,459	(17,580)
08/10/2023	Citibank	United States Dollar	3,350,000	Korean Won	4,351,682,500	(63,342)
08/10/2023	State Street	United States Dollar	422,000	Korean Won	544,616,320	(5,182)
08/14/2023	BNP Paribas	Korean Won	2,230,059,000	United States Dollar	1,761,500	(12,440)
08/14/2023	Morgan Stanley	Korean Won	826,241,175	United States Dollar	652,500	(4,470)
08/14/2023	Merrill Lynch	United States Dollar	2,734,000	Korean Won	3,531,088,951	(35,472)
08/30/2023	BNP Paribas	United States Dollar	1,418,000	Malaysian Ringgit	6,588,737	(46,359)
08/30/2023	HSBC Bank	United States Dollar	411,800	Malaysian Ringgit	1,905,893	(11,788)
08/30/2023	Standard Chartered	United States Dollar	985,088	Malaysian Ringgit	4,502,289	(15,554)
08/31/2023	HSBC Bank	Indonesian Rupiah	16,373,500,955	United States Dollar	1,099,387	(15,429)
08/31/2023	Deutsche Bank	Philippine Peso	124,524,759	United States Dollar	2,283,936	(9,709)
09/05/2023	HSBC Bank	United States Dollar	2,789,552	Brazilian Real	13,366,558	(17,913)
09/11/2023	HSBC Bank	Indian Rupee	71,199,880	United States Dollar	865,000	(336)
09/11/2023	Merrill Lynch	Indian Rupee	114,688,476	United States Dollar	1,393,000	(203)
09/11/2023	Barclays	Taiwan Dollar	264,303,731	United States Dollar	8,686,772	(263,645)
09/11/2023	HSBC Bank	United States Dollar	782,000	Korean Won	1,018,789,600	(17,321)
09/11/2023	Merrill Lynch	United States Dollar	2,740,000	Korean Won	3,541,806,200	(38,827)
10/30/2023	HSBC Bank	Israeli Shekel	6,202,106	United States Dollar	1,734,604	(41,350)
10/31/2023	Standard Chartered	Chilean Peso	505,733,610	United States Dollar	613,531	(16,584)
10/31/2023	BNP Paribas	Czech Koruna	198,182,114	United States Dollar	9,339,138	(250,203)
10/31/2023	HSBC Bank	Hungarian Forint	2,593,774,966	United States Dollar	7,617,771	(390,894)
10/31/2023	Morgan Stanley	Hungarian Forint	68,000	United States Dollar	194	(5)
10/31/2023	BNP Paribas	Polish Zloty	458,000	United States Dollar	114,023	(199)
10/31/2023	Deutsche Bank	Polish Zloty	39,887,582	United States Dollar	10,020,346	(107,328)
10/31/2023	Barclays	Romanian Leu	600,000	United States Dollar	135,182	(1,785)
10/31/2023	Barclays	United States Dollar	2,891,000	Czech Koruna	63,803,445	(35,124)
01/16/2024	Morgan Stanley	Egyptian Pound	4,276,628	United States Dollar	127,356	(3,158)
Subtotal Depreciation						(2,779,892)
Total						$(1,227,378)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
At July 31, 2023, the Ashmore Emerging Markets Total Return Fund had the following centrally cleared interest rate swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Variation Margin Receivable (Payable)	Counterparty
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.535% (Receive Quarterly)	CNY	19,040,000	9/16/2025	$23,779	$50	Merrill Lynch
3-Month KWDCD (Pay Quarterly)	3.560% (Receive Quarterly)	KRW	2,363,450,000	7/17/2026	(4,553)	1,815	BNP Paribas
3-Month KWDCD (Pay Quarterly)	3.535% (Receive Quarterly)	KRW	2,350,610,000	7/19/2026	(5,803)	1,810	BNP Paribas
3-Month KWDCD (Pay Quarterly)	3.540% (Receive Quarterly)	KRW	2,376,280,000	7/21/2026	(5,568)	1,831	BNP Paribas
3-Month KWDCD (Pay Quarterly)	3.490% (Receive Quarterly)	KRW	2,363,448,000	7/20/2026	(8,204)	1,819	HSBC Bank
3-Month KWDCD (Pay Quarterly)	3.565% (Receive Quarterly)	KRW	2,389,120,000	7/25/2026	(4,188)	1,852	BNP Paribas
9.883% (PayLunar)	MXN-TIIE-BANXICO 28 Day Rate (Receive Lunar)	MXN	253,800,000	3/21/2025	50,212	8,899	BNP Paribas
2.425% (Pay Quarterly)	Thai Overnight Repurchase Rate (THOR) (Receive Quarterly)	THB	122,170,000	6/21/2028	3,393	(8,056)	Merrill Lynch
Johannesburg Interbank Agreed Rate 3 Month (Pay Quarterly)	8.820% (Receive Quarterly)	ZAR	58,000,000	7/6/2023	52,800	8,551	Deutsche Bank
					$101,868	$18,571
**Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Total Return Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$38,701,605	$—	$38,701,605
Corporate Convertible Bonds	—	531,202	—	531,202
Financial Certificates	—	3,248,862	—	3,248,862
Government Agencies	—	33,745,477	—	33,745,477
Government Bonds	—	339,130,039	—	339,130,039
Index Linked Government Bonds	—	1,275,226	—	1,275,226
Total Debt Securities	—	416,632,411	—	416,632,411
Total Investments	$—	$416,632,411	$—	$416,632,411

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$1,552,514	$—	$1,552,514
Centrally Cleared Interest Rate Swap Contracts†	—	130,184	—	130,184
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(2,779,892)	—	(2,779,892)
Centrally Cleared Interest Rate Swap Contracts†	—	(28,316)	—	(28,316)
Total Other Financial Instruments	$—	$(1,125,510)	$—	$(1,125,510)
† Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended July 31, 2023:
Category and Subcategory	Beginning Balance at 10/31/2022	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 07/31/2023	Change in Unrealized Appreciation (Depreciation) from Investments still held 07/31/2023
Investments, at value
Government Bonds
Russian Federation	$268,749	$—	$—	$(1,812,836)	$(2,839,628)	$4,383,715	$—	$—	$—	$(10,675)
Short Term Bills And Notes
Uruguay	86,071	27,741	371,002	(505,315)	20,777	(276)	—	—	—	—
Total	$354,820	$27,741	$371,002	$(2,318,151)	$(2,818,851)	$4,383,439	$—	$—	$—	$(10,675)
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2023:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 07/31/2023	Valuation Technique	Unobservable Input
Government Bonds	$—	Zero Priced Asset	Inputs to Model

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Brazil (Cost $1,549,103)
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2025[2]	BRL	1,762,000	$309,019	2.70
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2026[2]	BRL	2,190,000	366,017	3.20
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2026[2]	BRL	2,040,000	325,087	2.84
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	2,793,000	586,141	5.12
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2029	BRL	898,000	185,770	1.62
			1,772,034	15.48
Chile (Cost $188,530)
Bonos de la Tesoreria de la Republica en pesos, 5.000%, 10/01/2028[3]	CLP	20,000,000	23,534	0.20
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 04/01/2033[3]	CLP	110,000,000	138,306	1.21
Bonos de la Tesoreria de la Republica en pesos, 7.000%, 05/01/2034[3]	CLP	20,000,000	27,051	0.24
			188,891	1.65
China (Cost $540,240)
China (Rep of), 1.990%, 04/09/2025	CNY	330,000	46,065	0.40
China (Rep of), 2.850%, 06/04/2027	CNY	980,000	139,745	1.22
China (Rep of), 2.620%, 09/25/2029	CNY	440,000	61,600	0.54
China (Rep of), 2.680%, 05/21/2030	CNY	400,000	56,061	0.49
China (Rep of), 2.750%, 02/17/2032	CNY	170,000	23,913	0.21
China (Rep of), 2.800%, 11/15/2032	CNY	120,000	16,897	0.15
China (Rep of), 2.880%, 02/25/2033	CNY	750,000	106,957	0.94
China (Rep of), 3.720%, 04/12/2051	CNY	540,000	85,057	0.74
			536,295	4.69
Colombia (Cost $413,030)
Colombian TES, 3.300%, 03/17/2027	COP	449,000	38,633	0.34
Colombian TES, 5.750%, 11/03/2027	COP	881,100,000	193,334	1.69
Colombian TES, 6.000%, 04/28/2028	COP	357,700,000	78,088	0.68
Colombian TES, 7.750%, 09/18/2030	COP	219,000,000	49,578	0.43
Colombian TES, 7.250%, 10/18/2034	COP	341,200,000	70,119	0.61
Colombian TES, 9.250%, 05/28/2042	COP	338,700,000	77,739	0.68
			507,491	4.43
Czech Republic (Cost $520,981)
Czech (Rep of), 2.500%, 08/25/2028	CZK	1,590,000	67,117	0.59
Czech (Rep of), 5.500%, 12/12/2028	CZK	2,050,000	100,202	0.87
Czech (Rep of), 2.750%, 07/23/2029	CZK	2,120,000	89,865	0.78
Czech (Rep of), 0.050%, 11/29/2029	CZK	630,000	22,383	0.20
Czech (Rep of), 0.950%, 05/15/2030	CZK	1,790,000	66,926	0.58
Czech (Rep of), 1.750%, 06/23/2032	CZK	1,430,000	54,627	0.48
Czech (Rep of), 2.000%, 10/13/2033	CZK	1,790,000	68,193	0.60

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Czech Republic (continued)
Czech (Rep of), 1.950%, 07/30/2037	CZK	1,740,000	$61,985	0.54
			531,298	4.64
Dominican Republic (Cost $53,386)
Dominican Republic Central Bank Notes, 13.000%, 01/30/2026	DOP	2,800,000	53,187	0.47
			53,187	0.47
Hungary (Cost $207,036)
Hungary (Rep of), 9.500%, 10/21/2026	HUF	25,770,000	74,303	0.65
Hungary (Rep of), 3.000%, 10/27/2027	HUF	13,320,000	31,421	0.27
Hungary (Rep of), 4.500%, 03/23/2028	HUF	11,150,000	27,862	0.24
Hungary (Rep of), 6.750%, 10/22/2028	HUF	2,410,000	6,589	0.06
Hungary (Rep of), 3.000%, 08/21/2030	HUF	14,890,000	33,224	0.29
Hungary (Rep of), 4.750%, 11/24/2032	HUF	7,690,000	18,113	0.16
Hungary (Rep of), 3.000%, 10/27/2038	HUF	5,640,000	9,818	0.09
			201,330	1.76
Indonesia (Cost $1,397,408)
Indonesia (Rep of), 8.375%, 03/15/2024	IDR	1,145,000,000	77,081	0.67
Indonesia (Rep of), 8.125%, 05/15/2024	IDR	4,787,000,000	322,891	2.82
Indonesia (Rep of), 7.000%, 05/15/2027	IDR	1,318,000,000	90,197	0.79
Indonesia (Rep of), 6.375%, 08/15/2028	IDR	2,621,000,000	176,965	1.55
Indonesia (Rep of), 10.500%, 08/15/2030	IDR	213,000,000	17,496	0.15
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	1,038,000,000	71,365	0.62
Indonesia (Rep of), 6.500%, 02/15/2031	IDR	692,000,000	46,256	0.41
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	1,159,000,000	88,453	0.77
Indonesia (Rep of), 6.375%, 04/15/2032	IDR	702,000,000	46,680	0.41
Indonesia (Rep of), 7.500%, 08/15/2032	IDR	583,000,000	41,649	0.36
Indonesia (Rep of), 7.000%, 02/15/2033	IDR	2,725,000,000	190,393	1.66
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	974,000,000	74,423	0.65
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	635,000,000	48,425	0.42
Indonesia (Rep of), 7.125%, 06/15/2038	IDR	920,000,000	65,133	0.57
Indonesia (Rep of), 8.375%, 04/15/2039	IDR	788,000,000	61,355	0.54
			1,418,762	12.39
Malaysia (Cost $538,051)
Malaysia (Rep of), 3.733%, 06/15/2028	MYR	119,000	26,475	0.23
Malaysia (Rep of), 3.885%, 08/15/2029	MYR	193,000	43,083	0.38
Malaysia (Rep of), 4.642%, 11/07/2033	MYR	293,000	69,336	0.60
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	479,000	105,000	0.92
Malaysia (Rep of), 4.893%, 06/08/2038	MYR	268,000	65,159	0.57
Malaysia (Rep of), 3.757%, 05/22/2040	MYR	100,000	21,280	0.19
Malaysia (Rep of), 4.696%, 10/15/2042	MYR	250,000	59,574	0.52
Malaysia (Rep of), 4.065%, 06/15/2050	MYR	412,000	88,483	0.77
Malaysia Government Investment Issue, 3.465%, 10/15/2030	MYR	55,000	11,915	0.10
Malaysia Government Investment Issue, 5.357%, 05/15/2052	MYR	95,000	24,917	0.22
			515,222	4.50

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Mexico (Cost $850,173)
Mexican Bonos, 5.750%, 03/05/2026	MXN	920,000	$50,028	0.44
Mexican Bonos, 5.500%, 03/04/2027	MXN	1,290,000	67,868	0.59
Mexican Bonos, 7.500%, 06/03/2027	MXN	840,000	47,332	0.41
Mexican Bonos, 7.750%, 05/29/2031	MXN	5,910,000	331,204	2.89
Mexican Bonos, 10.000%, 11/20/2036	MXN	2,510,000	164,047	1.43
Mexican Bonos, 8.500%, 11/18/2038	MXN	2,050,000	118,634	1.04
Mexican Bonos, 7.750%, 11/13/2042	MXN	3,640,000	193,988	1.70
			973,101	8.50
Peru (Cost $429,096)
Fondo MIVIVIENDA S.A., 7.000%, 02/14/2024	PEN	133,000	36,354	0.32
Peru (Rep of), 5.940%, 02/12/2029	PEN	152,000	41,668	0.36
Peru (Rep of), 6.150%, 08/12/2032	PEN	546,000	146,513	1.28
Peru (Rep of), 7.300%, 08/12/2033[3]	PEN	479,000	138,121	1.21
Peru (Rep of), 5.400%, 08/12/2034	PEN	219,000	54,412	0.47
Peru (Rep of), 5.350%, 08/12/2040	PEN	63,000	14,899	0.13
			431,967	3.77
Poland (Cost $486,204)
Poland (Rep of), 2.250%, 10/25/2024	PLN	3,000	720	0.01
Poland (Rep of), 0.750%, 04/25/2025	PLN	56,000	12,928	0.11
Poland (Rep of), 2.500%, 07/25/2026	PLN	476,000	109,860	0.96
Poland (Rep of), 3.750%, 05/25/2027	PLN	771,000	182,296	1.59
Poland (Rep of), 2.750%, 04/25/2028	PLN	194,000	43,447	0.38
Poland (Rep of), 2.750%, 10/25/2029	PLN	271,000	58,866	0.52
Poland (Rep of), 1.250%, 10/25/2030	PLN	362,000	69,008	0.60
Poland (Rep of), 1.750%, 04/25/2032	PLN	302,000	56,575	0.49
Poland (Rep of), 6.000%, 10/25/2033	PLN	57,000	14,799	0.13
			548,499	4.79
Romania (Cost $519,812)
Romania (Rep of), 5.800%, 07/26/2027	RON	440,000	95,665	0.84
Romania (Rep of), 4.150%, 01/26/2028	RON	315,000	64,000	0.56
Romania (Rep of), 4.850%, 07/25/2029	RON	240,000	49,478	0.43
Romania (Rep of), 8.000%, 04/29/2030	RON	305,000	73,254	0.64
Romania (Rep of), 4.150%, 10/24/2030	RON	115,000	22,240	0.19
Romania (Rep of), 7.350%, 04/28/2031	RON	90,000	20,974	0.18
Romania (Rep of), 6.700%, 02/25/2032	RON	65,000	14,622	0.13
Romania (Rep of), 8.250%, 09/29/2032	RON	630,000	156,250	1.37
Romania (Rep of), 4.750%, 10/11/2034	RON	185,000	35,309	0.31
			531,792	4.65
Russian Federation (Cost $94,978)
Russian Federal Bond - OFZ, 7.250%, 05/10/2034[4,5]	RUB	6,038,000	—	—
			—	—

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
South Africa (Cost $1,049,976)
South Africa (Rep of), 10.500%, 12/21/2026	ZAR	3,726,280	$217,654	1.90
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	3,749,386	187,975	1.64
South Africa (Rep of), 7.000%, 02/28/2031	ZAR	2,800,562	127,361	1.11
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	3,768,314	179,863	1.57
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	2,056,302	89,157	0.78
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	907,308	39,562	0.35
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	1,777,570	73,866	0.64
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	1,714,936	70,722	0.62
			986,160	8.61
South Korea (Cost $456,257)
Korea (Rep of), 3.000%, 09/10/2024	KRW	423,570,000	330,064	2.88
Korea (Rep of), 4.250%, 12/10/2032	KRW	157,660,000	128,880	1.13
			458,944	4.01
Thailand (Cost $586,129)
Thailand (Rep of), 2.650%, 06/17/2028	THB	789,000	23,298	0.20
Thailand (Rep of), 3.775%, 06/25/2032	THB	1,527,000	48,901	0.43
Thailand (Rep of), 3.350%, 06/17/2033	THB	1,216,000	37,746	0.33
Thailand (Rep of), 1.585%, 12/17/2035	THB	2,210,000	56,954	0.50
Thailand (Rep of), 3.400%, 06/17/2036	THB	2,736,000	84,625	0.74
Thailand (Rep of), 3.390%, 06/17/2037	THB	3,497,000	108,368	0.94
Thailand (Rep of), 3.300%, 06/17/2038	THB	1,967,000	60,472	0.53
Thailand (Rep of), 2.000%, 06/17/2042	THB	2,203,000	55,794	0.49
Thailand (Rep of), 2.875%, 06/17/2046	THB	1,983,000	54,767	0.48
Thailand (Rep of), 3.600%, 06/17/2067	THB	901,000	25,817	0.22
			556,742	4.86
Uruguay (Cost $159,866)
Uruguay (Rep of), 4.375%, 12/15/2028	UYU	238,464	16,759	0.15
Uruguay (Rep of), 8.250%, 05/21/2031	UYU	743,171	18,842	0.16
Uruguay (Rep of), 9.750%, 07/20/2033	UYU	1,876,662	52,120	0.45
Uruguay (Rep of), 3.875%, 07/02/2040	UYU	2,488,480	87,643	0.77
			175,364	1.53
Total Debt Securities (Cost $10,040,256)			10,387,079	90.73
Total Investments in Securities (Cost $10,040,256)			10,387,079	90.73
Total Investments (Total Cost $10,040,256)			10,387,079	90.73
Other Assets Less Liabilities			1,061,079	9.27
Net Assets			$11,448,158	100.00

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Zero coupon bond.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[4]	Issuer has defaulted on terms of debt obligation.
[5]	Security has been deemed worthless and is a Level 3 investment.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
At July 31, 2023, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/02/2023	Barclays	Brazilian Real	457,520	United States Dollar	95,000	$1,753
08/02/2023	HSBC Bank	Brazilian Real	875,981	United States Dollar	183,914	1,332
08/02/2023	JP Morgan	Brazilian Real	1,051,000	United States Dollar	217,567	4,691
08/02/2023	Santander	Brazilian Real	705,000	United States Dollar	146,881	2,207
08/02/2023	Standard Chartered	Brazilian Real	289,980	United States Dollar	60,000	1,323
08/07/2023	Citibank	Egyptian Pound	181,196	United States Dollar	5,545	298
08/07/2023	Citibank	United States Dollar	5,845	Egyptian Pound	181,196	2
08/10/2023	Morgan Stanley	Chinese Offshore Yuan	453,506	United States Dollar	63,000	514
08/10/2023	BNP Paribas	Indian Rupee	5,673,464	United States Dollar	68,552	410
08/10/2023	Merrill Lynch	Indian Rupee	3,181,732	United States Dollar	38,448	227
08/10/2023	BNP Paribas	Korean Won	51,698,833	United States Dollar	38,738	1,813
08/10/2023	Merrill Lynch	Korean Won	72,503,200	United States Dollar	56,000	870
08/10/2023	Standard Chartered	Korean Won	146,130,900	United States Dollar	114,000	621
08/30/2023	BNP Paribas	Malaysian Ringgit	171,870	United States Dollar	37,568	631
08/30/2023	Deutsche Bank	Malaysian Ringgit	282,534	United States Dollar	62,079	715
08/30/2023	HSBC Bank	Malaysian Ringgit	219,552	United States Dollar	48,000	796
08/30/2023	Standard Chartered	Malaysian Ringgit	2,386,985	United States Dollar	522,266	8,246
08/31/2023	Deutsche Bank	Thai Baht	2,729,000	United States Dollar	79,454	529
08/31/2023	UBS	Thai Baht	3,316,000	United States Dollar	96,421	767
08/31/2023	Citibank	United States Dollar	29,705	Indonesian Rupiah	446,258,366	162
08/31/2023	Deutsche Bank	United States Dollar	23,709	Indonesian Rupiah	355,301,430	187
08/31/2023	HSBC Bank	United States Dollar	299,982	Indonesian Rupiah	4,478,726,899	3,481
09/06/2023	BNP Paribas	Thai Baht	1,170,000	United States Dollar	34,043	266
09/06/2023	JP Morgan	Thai Baht	3,241,137	United States Dollar	94,000	1,045
09/06/2023	Standard Chartered	Thai Baht	1,809,000	United States Dollar	52,381	667
09/11/2023	HSBC Bank	Indian Rupee	5,601,500	United States Dollar	68,000	26
09/11/2023	Barclays	Korean Won	77,406,000	United States Dollar	60,000	731
09/11/2023	JP Morgan	Korean Won	142,532,575	United States Dollar	108,328	3,500
09/20/2023	Citibank	Thai Baht	6,212,000	United States Dollar	179,967	2,425
09/20/2023	Deutsche Bank	Thai Baht	7,352,000	United States Dollar	213,395	2,468
10/11/2023	Deutsche Bank	Indian Rupee	11,800,717	United States Dollar	143,000	166
10/11/2023	UBS	Indian Rupee	11,795,056	United States Dollar	143,000	97
10/31/2023	Morgan Stanley	Colombian Peso	34,779,344	United States Dollar	8,532	118
10/31/2023	Morgan Stanley	Czech Koruna	103,000	United States Dollar	4,718	5
10/31/2023	HSBC Bank	Mexican Peso	4,433,795	United States Dollar	259,471	737
10/31/2023	BNP Paribas	Thai Baht	1,326,000	United States Dollar	38,799	288
10/31/2023	Deutsche Bank	Thai Baht	967,766	United States Dollar	28,322	205
10/31/2023	Deutsche Bank	United States Dollar	57,852	Chilean Peso	47,698,568	1,551
10/31/2023	Merrill Lynch	United States Dollar	163,979	Peruvian Nuevo Sol	589,752	1,315
10/31/2023	HSBC Bank	United States Dollar	125,920	Romanian Leu	561,452	1,093

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
11/20/2023	HSBC Bank	United States Dollar	131,000	Chinese Yuan Renminbi	901,201	$3,387
01/12/2024	HSBC Bank	Hungarian Forint	26,854,452	United States Dollar	68,427	5,709
Subtotal Appreciation						57,374
08/02/2023	Deutsche Bank	United States Dollar	703,377	Brazilian Real	3,379,481	(11,290)
08/10/2023	HSBC Bank	Chinese Offshore Yuan	4,127,939	United States Dollar	599,817	(21,697)
08/10/2023	Standard Chartered	Chinese Offshore Yuan	429,607	United States Dollar	61,000	(834)
08/10/2023	UBS	Chinese Offshore Yuan	784,355	United States Dollar	110,000	(151)
08/10/2023	HSBC Bank	United States Dollar	106,833	Chinese Offshore Yuan	770,552	(1,084)
08/10/2023	Citibank	United States Dollar	163,000	Korean Won	211,738,400	(3,082)
08/14/2023	BNP Paribas	Korean Won	101,659,800	United States Dollar	80,300	(567)
08/14/2023	Morgan Stanley	Korean Won	37,608,219	United States Dollar	29,700	(203)
08/14/2023	Merrill Lynch	United States Dollar	124,125	Korean Won	160,313,247	(1,610)
08/30/2023	BNP Paribas	United States Dollar	47,000	Malaysian Ringgit	218,386	(1,537)
08/31/2023	Deutsche Bank	Philippine Peso	280,655	United States Dollar	5,148	(22)
08/31/2023	Standard Chartered	United States Dollar	6,049	Indonesian Rupiah	91,921,125	(36)
09/05/2023	HSBC Bank	United States Dollar	182,814	Brazilian Real	875,981	(1,174)
09/06/2023	Deutsche Bank	United States Dollar	27,340	Thai Baht	949,851	(514)
09/06/2023	HSBC Bank	United States Dollar	10,238	Thai Baht	356,701	(222)
09/11/2023	HSBC Bank	Indian Rupee	3,127,856	United States Dollar	38,000	(15)
09/11/2023	Merrill Lynch	Indian Rupee	5,022,252	United States Dollar	61,000	(9)
09/11/2023	HSBC Bank	United States Dollar	34,875	Korean Won	45,435,150	(772)
09/11/2023	Merrill Lynch	United States Dollar	120,000	Korean Won	155,115,600	(1,700)
10/12/2023	Merrill Lynch	United States Dollar	274,929	Korean Won	360,380,455	(8,320)
10/31/2023	BNP Paribas	Czech Koruna	5,799,523	United States Dollar	273,297	(7,322)
10/31/2023	HSBC Bank	Hungarian Forint	59,819,754	United States Dollar	175,687	(9,015)
10/31/2023	Morgan Stanley	Hungarian Forint	790,000	United States Dollar	2,254	(52)
10/31/2023	BNP Paribas	Polish Zloty	41,000	United States Dollar	10,207	(18)
10/31/2023	Deutsche Bank	Polish Zloty	1,176,395	United States Dollar	295,528	(3,165)
10/31/2023	Barclays	Romanian Leu	67,000	United States Dollar	15,095	(199)
10/31/2023	Barclays	United States Dollar	98,000	Czech Koruna	2,162,829	(1,191)
10/31/2023	Merrill Lynch	United States Dollar	69,778	South African Rand	1,265,663	(393)
01/16/2024	Morgan Stanley	Egyptian Pound	359,485	United States Dollar	10,705	(266)
Subtotal Depreciation						(76,460)
Total						$(19,086)

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
At July 31, 2023, the Ashmore Emerging Markets Local Currency Bond Fund had the following over the counter interest rate swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
MYR-KLIBOR-BNM 3 Month (Pay Quarterly)	3.622% (Receive Quarterly)	MYR	500,000	3/15/2028	$(394)	$—	$(394)	HSBC Bank
MYR-KLIBOR-BNM 3 Month (Pay Quarterly)	3.680% (Receive Quarterly)	MYR	1,000,000	3/15/2028	(214)	—	(214)	HSBC Bank
							$(608)
At July 31, 2023, the Ashmore Emerging Markets Local Currency Bond Fund had the following centrally cleared interest rate swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Variation Margin Receivable (Payable)	Counterparty
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.775% (Receive Quarterly)	CNY	1,700,000	3/15/2028	$3,604	$(65)	HSBC Bank
3-Month KWDCD (Pay Quarterly)	3.560% (Receive Quarterly)	KRW	96,700,000	7/17/2026	(186)	(74)	BNP Paribas
3-Month KWDCD (Pay Quarterly)	3.490% (Receive Quarterly)	KRW	96,703,000	7/20/2026	(336)	(74)	HSBC Bank
3-Month KWDCD (Pay Quarterly)	3.535% (Receive Quarterly)	KRW	96,180,000	7/19/2026	(237)	(74)	BNP Paribas
3-Month KWDCD (Pay Quarterly)	3.540% (Receive Quarterly)	KRW	97,230,000	7/21/2026	(228)	(75)	BNP Paribas
3-Month KWDCD (Pay Quarterly)	3.565% (Receive Quarterly)	KRW	97,750,000	7/25/2026	(171)	(76)	BNP Paribas
9.883% (Pay Lunar)	MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	MXN	10,000,000	3/21/2025	1,978	(351)	BNP Paribas
2.425% (Pay Quarterly)	Thai Overnight Repurchase Rate (THOR) (Pay Quarterly)	THB	3,680,000	6/21/2028	102	243	Merrill Lynch
Johannesburg Interbank Agreed Rate 3 Month (Pay Quarterly)	8.820% (Receive Quarterly)	ZAR	2,600,000	7/26/2028	2,367	(383)	Deutsche Bank
					$6,893	$(929)
**Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Bond Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Financial Certificates	$—	$24,916	$—	$24,916
Government Agencies	—	36,354	—	36,354
Government Bonds	—	10,182,774	—	10,182,774
Index Linked Government Bonds	—	143,035	—	143,035
Total Debt Securities	—	10,387,079	—	10,387,079
Total Investments	$—	$10,387,079	$—	$10,387,079

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$57,374	$—	$57,374
Centrally Cleared Interest Rate Swap Contracts†	—	8,051	—	8,051
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(76,460)	—	(76,460)
Centrally Cleared Interest Rate Swap Contracts†	—	(1,158)	—	(1,158)
Over The Counter Interest Rate Swap Contracts	—	(608)	—	(608)
Total Other Financial Instruments	$—	$(12,801)	$—	$(12,801)
† Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended July 31, 2023:
Category and Subcategory	Beginning Balance at 10/31/2022	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 07/31/2023	Change in Unrealized Appreciation (Depreciation) from Investments still held 07/31/2023
Investments, at value
Government Bonds
Russian Federation	$4,866	$—	$—	$—	$—	$(4,866)	$—	$—	$—	$(4,866)
Short Term Bills And Notes
Uruguay	3,007	1,363	27,271	(32,768)	1,137	(10)	—	—	—	—
Total	$7,873	$1,363	$27,271	$(32,768)	$1,137	$(4,876)	$—	$—	$—	$(4,866)
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2023:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 07/31/2023	Valuation Technique	Unobservable Input
Government Bonds	$—	Zero Priced Asset	Inputs to Model

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Argentina (Cost $76,484)
YPF S.A., 9.000%, 02/12/2026		79,425	$79,128	0.10
			79,128	0.10
Bahrain (Cost $258,428)
BBK BSC, 5.500%, 07/09/2024		260,000	256,178	0.33
			256,178	0.33
Brazil (Cost $8,812,738)
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.398%), 6.250%, 04/15/2024[2]		323,000	297,160	0.38
Braskem Netherlands Finance B.V., 4.500%, 01/31/2030		200,000	170,864	0.22
Braskem Netherlands Finance B.V., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 8.220%), 8.500%, 01/23/2081[2]		350,000	353,220	0.45
BRF S.A., 5.750%, 09/21/2050		210,000	148,961	0.19
CSN Inova Ventures, 6.750%, 01/28/2028		690,000	654,066	0.83
Globo Comunicacao e Participacoes S.A., 5.500%, 01/14/2032		400,000	335,876	0.43
InterCement Financial Operations B.V., 5.750%, 07/17/2024		730,000	506,307	0.64
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc., 3.625%, 01/15/2032		100,000	82,825	0.10
MARB BondCo PLC, 3.950%, 01/29/2031		335,000	248,101	0.32
MC Brazil Downstream Trading S.A.R.L., 7.250%, 06/30/2031		285,044	185,043	0.24
Oi S.A., 14.000%, (73% PIK), 09/07/2024[3,4,5]		392,151	390,190	0.50
Oi S.A., 10.000%, 07/27/2025[4,6]		4,374,000	262,440	0.33
Petrobras Global Finance B.V., 6.850%, 06/05/2115		220,000	195,732	0.25
Sitios Latinoamerica S.A.B. de C.V., 5.375%, 04/04/2032		275,000	251,354	0.32
Suzano Austria GmbH, 3.125%, 01/15/2032		360,000	288,809	0.37
Vale Overseas Ltd., 8.250%, 01/17/2034		405,000	472,011	0.60
			4,842,959	6.17
Chile (Cost $4,975,927)
AES Andes S.A., (Variable, USD Swap 5Y + 4.644%), 7.125%, 03/26/2079[2]		755,000	722,308	0.92
Antofagasta PLC, 5.625%, 05/13/2032		200,000	199,198	0.25
Banco de Chile, 2.990%, 12/09/2031		370,000	313,639	0.40
BPCE S.A., 3.150%, 03/06/2030		245,000	212,252	0.27
Cencosud S.A., 4.375%, 07/17/2027		200,000	190,049	0.24
Empresa de los Ferrocarriles del Estado, 3.830%, 09/14/2061[3]		300,000	208,294	0.26
GNL Quintero S.A., 4.634%, 07/31/2029		638,608	617,960	0.79
Interchile S.A., 4.500%, 06/30/2056		200,000	166,960	0.21
Inversiones CMPC S.A., 4.750%, 09/15/2024		210,000	206,588	0.26
Inversiones CMPC S.A., 3.850%, 01/13/2030		200,000	180,230	0.23
Mercury Chile Holdco LLC, 6.500%, 01/24/2027		200,000	184,948	0.24
VTR Comunicaciones S.p.A., 5.125%, 01/15/2028		500,000	295,180	0.38
VTR Finance N.V., 6.375%, 07/15/2028		1,000,000	423,912	0.54
			3,921,518	4.99

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (Cost $35,214,227)
Agile Group Holdings Ltd., 5.500%, 04/21/2025		260,000	$55,049	0.07
Bank of China Ltd., 5.000%, 11/13/2024		295,000	290,994	0.37
Central China Real Estate Ltd., 7.250%, 04/24/2023[6,7]		465,000	21,021	0.03
Central China Real Estate Ltd., 7.250%, 08/13/2024[6]		1,475,000	66,375	0.09
CFLD Cayman Investment Ltd., 2.500%, 01/31/2031[3]		3,381,577	309,578	0.39
China Evergrande Group, 8.250%, 03/23/2022[6,7]		585,000	23,836	0.03
China Evergrande Group, 10.000%, 04/11/2023[6,7]		1,035,000	42,164	0.05
China Evergrande Group, 7.500%, 06/28/2023[6,7]		4,600,000	187,424	0.24
China Evergrande Group, 8.750%, 06/28/2025[6]		765,000	31,662	0.04
CIFI Holdings Group Co. Ltd., 5.950%, 10/20/2025[6]		560,000	42,073	0.05
ENN Energy Holdings Ltd., 4.625%, 05/17/2027		200,000	193,985	0.25
ENN Energy Holdings Ltd., 2.625%, 09/17/2030		200,000	165,992	0.21
Fantasia Holdings Group Co. Ltd., 15.000%, 12/18/2021[6,7]		830,000	40,670	0.05
Fantasia Holdings Group Co. Ltd., 7.950%, 07/05/2022[6,7]		3,360,000	181,395	0.23
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022[6,7]		1,840,000	90,160	0.12
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023[6,7]		925,000	45,325	0.06
Fantasia Holdings Group Co. Ltd., 11.875%, 06/01/2023[6,7]		770,000	37,730	0.05
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022[6,7]		1,577,000	70,001	0.09
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023[6,7]		1,850,000	78,954	0.10
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023[6,7]		690,000	29,386	0.04
Kaisa Group Holdings Ltd., 9.375%, 06/30/2024[6]		1,350,000	57,494	0.07
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025[6]		1,180,000	50,359	0.06
Kaisa Group Holdings Ltd., 11.700%, 11/11/2025[6]		625,000	26,673	0.03
KWG Group Holdings Ltd., 6.000%, 01/14/2024[6]		490,000	39,029	0.05
Meituan, 0.000%, 04/27/2027[8]		200,000	176,200	0.23
New Metro Global Ltd., 4.625%, 10/15/2025		210,000	87,675	0.11
Prime Bloom Holdings Ltd., 6.950%, 07/05/2022[6,7]		960,000	57,600	0.07
Redco Properties Group Ltd., 9.900%, 02/17/2024[6]		980,000	64,288	0.08
Scenery Journey Ltd., 11.500%, 10/24/2022[6,7]		390,000	15,967	0.02
Scenery Journey Ltd., 12.000%, 10/24/2023[6]		2,380,000	100,654	0.13
Shimao Group Holdings Ltd., 4.750%, 07/03/2022[6,7]		860,000	55,767	0.07
Sunac China Holdings Ltd., 7.250%, 06/14/2022[6,7]		1,675,000	180,091	0.23
Sunac China Holdings Ltd., 7.500%, 02/01/2024[6]		1,015,000	109,434	0.14
Sunac China Holdings Ltd., 6.650%, 08/03/2024[6]		200,000	21,055	0.03
Sunac China Holdings Ltd., 6.500%, 01/10/2025[6]		725,000	76,325	0.10
Tencent Holdings Ltd., 3.975%, 04/11/2029		220,000	204,851	0.26
Tunghsu Venus Holdings Ltd., 7.000%, 06/12/2020[6,7]		2,785,000	167,100	0.21
Xiaomi Best Time International Ltd., 0.000%, 12/17/2027[8]		200,000	169,200	0.22
Yuzhou Group Holdings Co. Ltd., 7.813%, 01/21/2023[6,7]		3,200,550	110,096	0.14
Yuzhou Group Holdings Co. Ltd., 6.350%, 01/13/2027[6]		810,000	27,863	0.04
Zhenro Properties Group Ltd., 8.700%, 08/03/2022[6,7]		1,360,000	34,000	0.04
Zhenro Properties Group Ltd., 6.500%, 09/01/2022[6,7]		2,095,000	52,375	0.07
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[6,7]		700,000	18,032	0.02
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[6]		2,315,000	57,875	0.07
			3,963,777	5.05

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Colombia (Cost $3,220,677)
ABRA Global Finance, 11.500%, (100% Cash), 03/02/2028[3,4]		883,320	$746,260	0.95
Ecopetrol S.A., 6.875%, 04/29/2030		230,000	216,728	0.28
Ecopetrol S.A., 5.875%, 05/28/2045		525,000	377,988	0.48
Frontera Energy Corp., 7.875%, 06/21/2028		935,000	706,570	0.90
Grupo Aval Ltd., 4.375%, 02/04/2030		400,000	326,562	0.41
Oleoducto Central S.A., 4.000%, 07/14/2027		222,000	197,920	0.25
Promigas S.A. ESP/Gases del Pacifico SAC, 3.750%, 10/16/2029		200,000	171,348	0.22
			2,743,376	3.49
Czech Republic (Cost $2,380,219)
CETIN Group N.V., 3.125%, 04/14/2027	EUR	400,000	410,435	0.52
New World Resources N.V., 8.000%, 04/07/2020[6,7,9]	EUR	1,685,299	—	—
New World Resources N.V., 0.000%, 10/07/2020[3,5,6,7,9]	EUR	101,612	—	—
New World Resources N.V., 4.000%, 10/07/2020[6,7,9]	EUR	700,590	—	—
			410,435	0.52
Ecuador (Cost $371,659)
International Airport Finance S.A., 12.000%, 03/15/2033		486,322	462,414	0.59
			462,414	0.59
Ghana (Cost $1,297,020)
Kosmos Energy Ltd., 7.750%, 05/01/2027		1,000,000	918,343	1.17
Tullow Oil PLC, 10.250%, 05/15/2026		340,000	276,420	0.35
			1,194,763	1.52
Guatemala (Cost $1,132,142)
Millicom International Cellular S.A., 6.250%, 03/25/2029		369,000	337,635	0.43
Millicom International Cellular S.A., 4.500%, 04/27/2031		765,000	608,848	0.78
			946,483	1.21
Hong Kong (Cost $1,488,274)
AIA Group Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.758%), 2.700%, 04/07/2026[2]		200,000	176,292	0.22
Airport Authority, (Variable, 4.697% - U.S Treasury Yield Curve Rate CMT 5Y), 2.100%, 03/08/2026[2]		215,000	195,744	0.25
HKT Capital No. 6 Ltd., 3.000%, 01/18/2032		240,000	201,566	0.26
Phoenix Lead Ltd., 4.850%, 02/23/2024		475,000	394,204	0.50
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.100%), 7.776%, 11/16/2025[2]		385,000	394,013	0.50
			1,361,819	1.73
India (Cost $4,724,443)
ABJA Investment Co. Pte. Ltd., 5.450%, 01/24/2028		200,000	198,700	0.25
Bharti Airtel Ltd., 3.250%, 06/03/2031		365,000	313,285	0.40
Greenko Power II Ltd., 4.300%, 12/13/2028		324,625	285,245	0.36
Greenko Solar Mauritius Ltd., 5.950%, 07/29/2026		523,000	494,496	0.63
HDFC Bank Ltd., 5.686%, 03/02/2026		400,000	400,413	0.51
Indian Railway Finance Corp. Ltd., 3.570%, 01/21/2032		470,000	406,071	0.52

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
India (continued)
Network i2i Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.390%), 3.975%, 03/03/2026[2]		700,000	$633,500	0.81
NTPC Ltd., 4.500%, 03/19/2028		425,000	411,068	0.52
Power Finance Corp. Ltd., 4.500%, 06/18/2029		640,000	594,502	0.76
Reliance Industries Ltd., 2.875%, 01/12/2032		500,000	415,128	0.53
State Bank of India, 4.875%, 05/05/2028		380,000	374,882	0.48
			4,527,290	5.77
Indonesia (Cost $3,158,040)
Bank Negara Indonesia Persero Tbk PT, 3.750%, 03/30/2026		275,000	253,813	0.32
Bank Rakyat Indonesia Persero Tbk PT, 3.950%, 03/28/2024		200,000	197,276	0.25
Freeport Indonesia PT, 4.763%, 04/14/2027		295,000	285,642	0.36
Freeport Indonesia PT, 5.315%, 04/14/2032		200,000	189,466	0.24
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 6.530%, 11/15/2028		280,000	287,574	0.37
Medco Bell Pte. Ltd., 6.375%, 01/30/2027		555,000	521,702	0.67
Minejesa Capital B.V., 4.625%, 08/10/2030		400,000	366,000	0.47
Minejesa Capital B.V., 5.625%, 08/10/2037		360,000	297,678	0.38
Pertamina Persero PT, 6.000%, 05/03/2042		200,000	198,691	0.25
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.850%, 10/14/2038		510,000	455,758	0.58
			3,053,600	3.89
Iraq (Cost $670,759)
DNO A.S.A., 7.875%, 09/09/2026[3]		670,000	622,162	0.79
			622,162	0.79
Israel (Cost $6,342,457)
Altice Financing S.A., 5.750%, 08/15/2029		470,000	352,462	0.45
Bank Hapoalim B.M., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.155%), 3.255%, 01/21/2032[2,3]		240,000	205,574	0.26
Bank Leumi Le-Israel B.M., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.631%), 3.275%, 01/29/2031[2,3]		240,000	214,896	0.27
Energian Israel Finance Ltd., 8.500%, 09/30/2033[3]		490,000	490,000	0.63
Leviathan Bond Ltd., 6.125%, 06/30/2025[3]		400,000	390,656	0.50
Leviathan Bond Ltd., 6.500%, 06/30/2027[3]		413,000	398,545	0.51
Leviathan Bond Ltd., 6.750%, 06/30/2030[3]		830,000	779,246	0.99
Mizrahi Tefahot Bank Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.250%), 3.077%, 04/07/2031[2,3]		200,000	174,348	0.22
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/2036		1,090,000	989,021	1.26
Teva Pharmaceutical Finance Netherlands II B.V., 4.375%, 05/09/2030	EUR	800,000	752,924	0.96
Teva Pharmaceutical Finance Netherlands III B.V., 6.750%, 03/01/2028		950,000	942,622	1.20
			5,690,294	7.25

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Jordan (Cost $197,448)
Hikma Finance U.S.A. LLC, 3.250%, 07/09/2025		200,000	$190,055	0.24
			190,055	0.24
Kazakhstan (Cost $1,084,765)
KazMunayGas National Co. JSC, 5.375%, 04/24/2030		330,000	310,161	0.39
KazMunayGas National Co. JSC, 6.375%, 10/24/2048		230,000	203,266	0.26
Tengizchevroil Finance Co. International Ltd., 4.000%, 08/15/2026		630,000	570,780	0.73
			1,084,207	1.38
Kuwait (Cost $1,290,394)
MEGlobal Canada ULC, 5.875%, 05/18/2030		380,000	384,950	0.49
NBK Tier 1 Financing 2 Ltd., (Variable, USD CMT 6Y + 2.832%), 4.500%, 08/27/2025[2]		465,000	427,233	0.55
NBK Tier 1 Ltd., (Variable, USD CMT 6Y + 2.875%), 3.625%, 08/24/2026[2]		400,000	347,680	0.44
			1,159,863	1.48
Malaysia (Cost $502,035)
Khazanah Capital Ltd., 4.876%, 06/01/2033		200,000	198,192	0.25
MISC Capital Two Labuan Ltd., 3.750%, 04/06/2027		315,000	295,370	0.38
			493,562	0.63
Mexico (Cost $9,175,255)
Alfa S.A.B. de C.V., 6.875%, 03/25/2044		240,000	241,639	0.31
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.967%), 6.750%, 09/27/2024[2]		800,000	784,160	1.00
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.760%), 8.375%, 10/14/2030[2]		415,000	405,662	0.52
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 04/17/2025		170,000	168,379	0.21
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.650%), 5.125%, 01/18/2033[2]		535,000	465,450	0.59
Braskem Idesa S.A.P.I., 7.450%, 11/15/2029		300,000	206,113	0.26
Cemex S.A.B. de C.V., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.534%), 5.125%, 06/08/2026[2]		700,000	648,970	0.83
Cemex S.A.B. de C.V., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.907%), 9.125%, 03/14/2028[2,3]		330,000	343,215	0.44
Cometa Energia S.A. de C.V., 6.375%, 04/24/2035		258,615	250,938	0.32
Comision Federal de Electricidad, 3.348%, 02/09/2031		280,000	223,782	0.29
Comision Federal de Electricidad, 6.264%, 02/15/2052		550,000	468,933	0.60
Corp. Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 05/13/2031		200,000	167,500	0.21
Grupo Bimbo S.A.B. de C.V., 4.700%, 11/10/2047		260,000	230,871	0.29
Metalsa S.A.P.I de C.V., 3.750%, 05/04/2031		350,000	275,187	0.35
Mexico Generadora de Energia S. de r.l., 5.500%, 12/06/2032		226,945	219,569	0.28
Minera Mexico S.A. de C.V., 4.500%, 01/26/2050		200,000	158,993	0.20
Nemak S.A.B. de C.V., 3.625%, 06/28/2031		200,000	158,511	0.20
Orbia Advance Corp. S.A.B. de C.V., 4.000%, 10/04/2027		200,000	185,040	0.24
Petroleos Mexicanos, 6.750%, 09/21/2047		1,000,000	643,516	0.82

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Mexico (continued)
Petroleos Mexicanos, 7.690%, 01/23/2050		680,000	$473,228	0.60
Petroleos Mexicanos, 6.950%, 01/28/2060		750,000	478,251	0.61
Trust Fibra Uno, 4.869%, 01/15/2030		625,000	566,865	0.72
Trust Fibra Uno, 6.390%, 01/15/2050		423,000	348,915	0.44
			8,113,687	10.33
Morocco (Cost $842,975)
OCP S.A., 3.750%, 06/23/2031		320,000	268,099	0.34
OCP S.A., 6.875%, 04/25/2044		200,000	187,784	0.24
OCP S.A., 5.125%, 06/23/2051		400,000	301,888	0.38
			757,771	0.96
Nigeria (Cost $265,039)
IHS Netherlands Holdco B.V., 8.000%, 09/18/2027		270,000	245,819	0.31
			245,819	0.31
Oman (Cost $822,207)
Bank Muscat SAOG, 4.750%, 03/17/2026		200,000	193,382	0.25
Oryx Funding Ltd., 5.800%, 02/03/2031		300,000	293,616	0.37
Oztel Holdings SPC Ltd., 5.625%, 10/24/2023		335,000	333,744	0.43
			820,742	1.05
Panama (Cost $1,334,342)
AES Panama Generation Holdings SRL, 4.375%, 05/31/2030		371,643	322,575	0.41
C&W Senior Financing DAC, 6.875%, 09/15/2027		1,000,000	907,720	1.16
			1,230,295	1.57
Papua New Guinea (Cost $763,306)
Puma International Financing S.A., 5.000%, 01/24/2026		800,000	729,534	0.93
			729,534	0.93
Peru (Cost $2,650,732)
Banco de Credito del Peru S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.000%), 3.125%, 07/01/2030[2]		175,000	162,297	0.21
Banco de Credito del Peru S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.450%), 3.250%, 09/30/2031[2]		180,000	159,595	0.20
Banco Internacional del Peru S.A.A. Interbank, (Variable, ICE LIBOR USD 3M + 5.760%), 6.625%, 03/19/2029[2]		150,000	149,241	0.19
Consorcio Transmantaro S.A., 4.700%, 04/16/2034		200,000	187,992	0.24
InRetail Shopping Malls, 5.750%, 04/03/2028		245,000	232,505	0.30
Intercorp Peru Ltd., 3.875%, 08/15/2029		420,000	358,050	0.46
Kallpa Generacion S.A., 4.125%, 08/16/2027		200,000	187,192	0.24
Minsur S.A., 4.500%, 10/28/2031		615,000	535,050	0.68
Nexa Resources S.A., 6.500%, 01/18/2028		200,000	195,159	0.25
Southern Copper Corp., 3.875%, 04/23/2025		110,000	106,667	0.13
Transportadora de Gas del Peru S.A., 4.250%, 04/30/2028		220,000	212,764	0.27
			2,486,512	3.17

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Philippines (Cost $827,952)
BDO Unibank, Inc., 2.125%, 01/13/2026		225,000	$207,165	0.26
Development Bank of the Philippines, 2.375%, 03/11/2031		450,000	363,375	0.46
Petron Corp., (Variable, 7.574% - U.S Treasury Yield Curve Rate CMT 5Y), 5.950%, 04/19/2026[2]		270,000	246,514	0.32
			817,054	1.04
Poland (Cost $264,689)
GTC Aurora Luxembourg S.A., 2.250%, 06/23/2026	EUR	300,000	240,089	0.31
			240,089	0.31
Qatar (Cost $1,584,193)
ABQ Finance Ltd., 3.125%, 09/24/2024		325,000	313,862	0.40
Doha Finance Ltd., 2.375%, 03/31/2026		235,000	215,025	0.28
Nakilat, Inc., 6.067%, 12/31/2033		120,777	125,622	0.16
Ooredoo International Finance Ltd., 5.000%, 10/19/2025		300,000	298,125	0.38
QIB Sukuk Ltd., (Floating, ICE LIBOR USD 3M + 1.350%), 6.674%, 02/07/2025		600,000	605,998	0.77
			1,558,632	1.99
Romania (Cost $242,226)
NE Property B.V., 2.000%, 01/20/2030	EUR	310,000	260,294	0.33
			260,294	0.33
Russian Federation (Cost $1,481,647)
Sovcombank Via SovCom Capital DAC, 7.600%, 02/17/2027[6,10]		1,605,000	2	—
			2	—
Saudi Arabia (Cost $4,941,262)
Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039		758,260	734,511	0.94
Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026		800,000	737,466	0.94
BSF Finance, 5.500%, 11/23/2027		200,000	202,340	0.26
Dar Al-Arkan Sukuk Co. Ltd., 6.750%, 02/15/2025		600,000	588,810	0.75
EIG Pearl Holdings S.a.r.l., 3.545%, 08/31/2036		420,000	354,955	0.45
EIG Pearl Holdings S.a.r.l., 4.387%, 11/30/2046		320,000	249,521	0.32
Gaci First Investment Co., 5.000%, 10/13/2027		200,000	199,000	0.25
Greensaif Pipelines Bidco S.a.r.l, 6.129%, 02/23/2038[3]		200,000	205,737	0.26
Greensaif Pipelines Bidco S.a.r.l, 6.129%, 02/23/2038		200,000	205,737	0.26
SA Global Sukuk Ltd., 1.602%, 06/17/2026		450,000	407,888	0.52
Saudi Arabian Oil Co., 2.875%, 04/16/2024		340,000	332,314	0.42
Saudi Arabian Oil Co., 4.250%, 04/16/2039		625,000	548,030	0.70
			4,766,309	6.07
Singapore (Cost $852,839)
DBS Group Holdings Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.915%), 3.300%, 02/27/2025[2]		370,000	350,212	0.45
Oversea-Chinese Banking Corp. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.580%), 1.832%, 09/10/2030[2]		230,000	211,149	0.27

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Singapore (continued)
United Overseas Bank Ltd., (Variable, USD Swap 5Y + 1.794%), 3.875%, 10/19/2023[2]		255,000	$252,998	0.32
			814,359	1.04
South Africa (Cost $3,806,902)
Absa Group Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.411%), 6.375%, 05/27/2026[2]		400,000	370,000	0.47
Anglo American Capital PLC, 4.500%, 03/15/2028		404,000	386,282	0.49
AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028		270,000	239,129	0.30
Gold Fields Orogen Holdings BVI Ltd., 6.125%, 05/15/2029		210,000	212,338	0.27
Liquid Telecommunications Financing PLC, 5.500%, 09/04/2026		600,000	399,600	0.51
MTN Mauritius Investments Ltd., 6.500%, 10/13/2026		325,000	319,800	0.41
Prosus N.V., 3.257%, 01/19/2027		200,000	181,077	0.23
Prosus N.V., 3.680%, 01/21/2030		300,000	256,130	0.33
Prosus N.V., 3.061%, 07/13/2031		320,000	251,220	0.32
Sasol Financing U.S.A. LLC, 4.375%, 09/18/2026		300,000	270,453	0.34
Sasol Financing U.S.A. LLC, 5.500%, 03/18/2031		445,000	366,729	0.47
			3,252,758	4.14
South Korea (Cost $1,188,148)
Korea Gas Corp., 4.875%, 07/05/2028[3]		200,000	198,971	0.26
Kyobo Life Insurance Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.887%), 5.900%, 06/15/2052[2]		225,000	220,893	0.28
Shinhan Financial Group Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.051%), 5.875%, 02/13/2024[2]		235,000	234,647	0.30
Shinhan Financial Group Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.500%), 3.340%, 02/05/2030[2]		315,000	300,710	0.38
SK On Co. Ltd., 5.375%, 05/11/2026		200,000	198,889	0.25
			1,154,110	1.47
Taiwan (Cost $164,649)
Foxconn Far East Ltd., 2.500%, 10/28/2030		200,000	165,637	0.21
			165,637	0.21
Tanzania (Cost $1,056,864)
HTA Group Ltd., 7.000%, 12/18/2025		515,000	490,877	0.63
HTA Group Ltd., 2.875%, 03/18/2027		600,000	482,102	0.61
			972,979	1.24
Thailand (Cost $1,870,628)
Bangkok Bank PCL, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.729%), 5.000%, 09/23/2025[2]		270,000	257,715	0.33
Bangkok Bank PCL, 9.025%, 03/15/2029		430,000	485,125	0.62
GC Treasury Center Co. Ltd., 2.980%, 03/18/2031		800,000	658,577	0.84
GC Treasury Center Co. Ltd., 4.400%, 03/30/2032		200,000	180,771	0.23
Kasikornbank PCL, 5.458%, 03/07/2028		200,000	201,205	0.25
			1,783,393	2.27

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
United Arab Emirates (Cost $4,468,590)
Abu Dhabi National Energy Co. PJSC, 4.375%, 01/24/2029[3]		200,000	$196,016	0.25
Abu Dhabi National Energy Co. PJSC, 4.696%, 04/24/2033[3]		200,000	198,624	0.25
DP World Ltd., 6.850%, 07/02/2037		820,000	898,950	1.15
DP World Salaam, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.750%), 6.000%, 10/01/2025[2]		650,000	646,548	0.82
Emirates NBD Bank PJSC, 5.625%, 10/21/2027		220,000	224,950	0.29
First Abu Dhabi Bank PJSC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.138%), 4.500%, 04/05/2026[2]		500,000	472,130	0.60
First Abu Dhabi Bank PJSC, 5.125%, 10/13/2027		200,000	201,874	0.26
Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040		1,016,339	819,719	1.04
MAF Global Securities Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.539%), 6.375%, 03/20/2026[2]		380,000	369,387	0.47
MAF Global Securities Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.893%), 7.875%, 06/30/2027[2]		200,000	203,261	0.26
			4,231,459	5.39
Venezuela (Cost $8,318,882)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[6,7]		7,112,500	2,809,438	3.58
Petroleos de Venezuela S.A., 9.750%, 05/17/2035[6]		6,744,093	239,415	0.30
			3,048,853	3.88
Vietnam (Cost $550,970)
Mong Duong Finance Holdings B.V., 5.125%, 05/07/2029		635,000	571,483	0.73
			571,483	0.73
Zambia (Cost $802,779)
First Quantum Minerals Ltd., 8.625%, 06/01/2031[3]		790,000	808,762	1.03
			808,762	1.03
Total Debt Securities (Cost $125,475,212)			75,834,416	96.59
Bank Loans
Czech Republic (Cost $362,933)
New World Resources N.V., 8.500%, 10/07/2016[6,7,9]	EUR	907,050	—	—
			—	—
Total Bank Loans (Cost $362,933)			—	—

	Currency[1]	Shares	Value	% of Net Assets
Equity Securities
Czech Republic (Cost $1,093,254)
New World Resources PLC, Class A*,9	GBP	36,580,138	$—	—
			—	—

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Niger (Cost $877,496)
Savannah Energy PLC*,10	GBP	2,258,852	$760,961	0.97
			760,961	0.97
Total Equity Securities (Cost $1,970,750)			760,961	0.97
Total Investments (Total Cost $127,808,895)			76,595,377	97.56
Other Assets Less Liabilities			1,914,327	2.44
Net Assets			$78,509,704	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[4]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[5]	Restricted security that has been deemed illiquid. At July 31, 2023 the value of these restricted illiquid securities amount to $390,190 or 0.50% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
New World Resources N.V., 0.0000%, 10/07/2020	10/7/14	$—
Oi S.A., 14.000%, 09/07/2024	4/21/23-6/15/23	392,151

[6]	Issuer has defaulted on terms of debt obligation.
[7]	Maturity has been extended under the terms of a plan of reorganization.
[8]	Zero coupon bond.
[9]	Security has been deemed worthless and is a Level 3 investment.
[10]	Security is a Level 3 investment.
Percentages shown are based on net assets.
At July 31, 2023, the Ashmore Emerging Markets Corporate Income Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
11/01/2023	State Street	United States Dollar	746,358	British Pound	570,128	$14,539
Subtotal Appreciation						14,539
08/08/2023	JP Morgan	United States Dollar	1,651,776	Euro	1,516,281	(16,099)
Subtotal Depreciation						(16,099)
Total						$(1,560)

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Income Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$59,416,706	$2	$59,416,708
Corporate Convertible Bonds	—	4,014,886	—	4,014,886
Financial Certificates	—	2,986,710	—	2,986,710
Government Agencies	—	9,416,112	—	9,416,112
Total Debt Securities	—	75,834,414	2	75,834,416
Bank Loans
Equity Securities
Common Stock
Niger	—	—	760,961	760,961
Total Common Stock	—	—	760,961	760,961
Total Investments	$—	$75,834,414	$760,963	$76,595,377

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$14,539	$—	$14,539
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(16,099)	—	(16,099)
Total Other Financial Instruments	$—	$(1,560)	$—	$(1,560)

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended July 31, 2023:
Category and Subcategory	Beginning Balance at 10/31/2022	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 07/31/2023	Change in Unrealized Appreciation (Depreciation) from Investments still held 07/31/2023
Investments, at value
Common Stock
Niger	$—	$—	$—	$—	$—	$—	$760,961	$—	$760,961	$760,961
Corporate Bonds
Russian Federation	2	—	—	—	—	—	—	—	2	—
Total	$2	$—	$—	$—	$—	$—	$760,961	$—	$760,963	$760,961
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2023:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 07/31/2023	Valuation Technique	Unobservable Input
Common Stock	$760,961	Last available list price	Last available list price
Corporate Bonds	2	Zero Priced Asset	Inputs to Model
Total	$760,963

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Argentina (Cost $1,101,887)
YPF S.A., 9.000%, 02/12/2026[2]		1,223,973	$1,219,384	2.13
			1,219,384	2.13
Bahrain (Cost $867,249)
BBK BSC, 5.500%, 07/09/2024		880,000	867,064	1.52
			867,064	1.52
Brazil (Cost $10,760,317)
CSN Resources S.A., 7.625%, 04/17/2026		1,150,000	1,147,450	2.01
InterCement Financial Operations B.V., 5.750%, 07/17/2024		4,350,000	3,017,034	5.28
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc., 2.500%, 01/15/2027		200,000	179,700	0.31
NBM U.S. Holdings, Inc., 7.000%, 05/14/2026		200,000	196,011	0.34
Oi S.A., 14.000%, (73% PIK), 09/07/2024[3,4,5]		282,801	281,387	0.49
Oi S.A., 10.000%, 07/27/2025[4,6]		5,400,000	324,000	0.57
			5,145,582	9.00
Chile (Cost $1,060,628)
Inversiones CMPC S.A., 4.750%, 09/15/2024		880,000	865,700	1.52
Mercury Chile Holdco LLC, 6.500%, 01/24/2027		200,000	184,948	0.32
			1,050,648	1.84
China (Cost $47,491,963)
Agile Group Holdings Ltd., 5.750%, 01/02/2025		380,000	94,469	0.17
Central China Real Estate Ltd., 7.250%, 04/24/2023[6,7]		1,275,000	57,638	0.10
Central China Real Estate Ltd., 7.900%, 11/07/2023[6]		560,000	25,200	0.04
CFLD Cayman Investment Ltd., 2.500%, 01/31/2031[3]		4,319,046	353,659	0.62
China Evergrande Group, 8.250%, 03/23/2022[6,7]		4,707,000	191,784	0.34
China Evergrande Group, 10.000%, 04/11/2023[6,7]		5,150,000	209,800	0.37
China SCE Group Holdings Ltd., 7.375%, 04/09/2024		410,000	82,205	0.14
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022[6,7]		4,000,000	196,000	0.34
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023[6,7]		4,160,000	203,840	0.36
Fantasia Holdings Group Co. Ltd., 11.875%, 06/01/2023[6,7]		1,510,000	73,990	0.13
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023[6,7]		4,875,000	208,053	0.36
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023[6,7]		3,930,000	167,370	0.29
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025[6]		4,280,000	182,660	0.32
KWG Group Holdings Ltd., 6.000%, 01/14/2024[6]		410,000	32,657	0.06
New Metro Global Ltd., 4.625%, 10/15/2025		310,000	129,425	0.23
Prime Bloom Holdings Ltd., 6.950%, 07/05/2022[6,7]		6,470,000	388,200	0.68
Scenery Journey Ltd., 11.500%, 10/24/2022[6,7]		965,000	39,508	0.07
Shimao Group Holdings Ltd., 4.750%, 07/03/2022[6,7]		200,000	12,969	0.02
Sunac China Holdings Ltd., 7.250%, 06/14/2022[6,7]		690,000	74,187	0.13
Sunac China Holdings Ltd., 7.950%, 08/08/2022[6,7]		730,000	77,196	0.13
Sunac China Holdings Ltd., 8.350%, 04/19/2023[6,7]		200,000	21,503	0.04
Sunac China Holdings Ltd., 6.650%, 08/03/2024[6]		450,000	47,374	0.08
Tunghsu Venus Holdings Ltd., 7.000%, 06/12/2020[6,7]		2,640,000	158,400	0.28

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (continued)
Yuzhou Group Holdings Co. Ltd., 7.813%, 01/21/2023[6,7]		670,000	$23,047	0.04
Yuzhou Group Holdings Co. Ltd., 6.000%, 10/25/2023[6]		4,940,000	170,710	0.30
Zhenro Properties Group Ltd., 8.000%, 03/06/2023[6,7]		4,920,000	123,000	0.21
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[6,7]		813,000	20,943	0.04
Zhenro Properties Group Ltd., 8.300%, 09/15/2023[6]		1,017,000	25,425	0.04
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[6]		575,000	14,375	0.02
			3,405,587	5.95
Colombia (Cost $4,965,367)
ABRA Global Finance, 11.500%, (100% Cash), 03/02/2028[3,4]		3,853,926	3,255,933	5.69
Bancolombia S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.929%), 6.909%, 10/18/2027[8]		680,000	667,624	1.17
Ecopetrol S.A., 4.125%, 01/16/2025		610,000	589,799	1.03
			4,513,356	7.89
Ghana (Cost $1,944,687)
Kosmos Energy Ltd., 7.125%, 04/04/2026		650,000	610,350	1.07
Tullow Oil PLC, 10.250%, 05/15/2026		1,322,000	1,074,786	1.88
			1,685,136	2.95
Guatemala (Cost $162,207)
Millicom International Cellular S.A., 5.125%, 01/15/2028		180,000	161,282	0.28
			161,282	0.28
Hungary (Cost $202,399)
OTP Bank Nyrt., (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.711%), 7.500%, 05/25/2027[8]		200,000	200,740	0.35
			200,740	0.35
India (Cost $3,485,184)
Clean Renewable Power Mauritius Pte. Ltd., 4.250%, 03/25/2027		735,630	652,872	1.14
Greenko Solar Mauritius Ltd., 5.950%, 07/29/2026		1,360,000	1,285,880	2.25
India Airport Infra, 6.250%, 10/25/2025		711,000	689,670	1.21
Power Finance Corp. Ltd., 3.750%, 06/18/2024		655,000	641,790	1.12
State Bank of India, 4.875%, 05/05/2028		200,000	197,306	0.34
			3,467,518	6.06
Indonesia (Cost $617,526)
Medco Bell Pte. Ltd., 6.375%, 01/30/2027		670,000	629,802	1.10
			629,802	1.10
Jordan (Cost $1,327,262)
Hikma Finance U.S.A. LLC, 3.250%, 07/09/2025		1,340,000	1,273,370	2.23
			1,273,370	2.23
Kazakhstan (Cost $851,761)
KazMunayGas National Co. JSC, 4.750%, 04/19/2027		978,000	933,462	1.63
			933,462	1.63

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Kuwait (Cost $196,455)
MEGlobal Canada ULC, 5.000%, 05/18/2025		200,000	$195,816	0.34
			195,816	0.34
Lebanon (Cost $13,433,289)
Lebanon (Rep of), 6.375%, 03/09/2020[6,7]		1,527,000	110,707	0.19
Lebanon (Rep of), 5.800%, 04/14/2020[6,7]		7,070,000	512,575	0.90
Lebanon (Rep of), 6.150%, 06/19/2020[6,7]		6,506,000	471,685	0.82
			1,094,967	1.91
Mexico (Cost $8,762,628)
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 04/17/2025		300,000	297,139	0.52
Grupo Axo S.A.P.I. de C.V., 5.750%, 06/08/2026		1,802,000	1,577,309	2.76
Orbia Advance Corp. S.A.B. de C.V., 4.000%, 10/04/2027		200,000	185,040	0.32
Petroleos Mexicanos, 6.875%, 10/16/2025		5,652,000	5,445,272	9.52
Trust Fibra Uno, 5.250%, 01/30/2026		630,000	616,514	1.08
			8,121,274	14.20
Morocco (Cost $1,132,792)
OCP S.A., 4.500%, 10/22/2025		1,100,000	1,065,845	1.86
			1,065,845	1.86
Oman (Cost $2,304,883)
National Bank of Oman SAOG, 5.625%, 09/25/2023		1,200,000	1,196,088	2.09
Oztel Holdings SPC Ltd., 5.625%, 10/24/2023		1,100,000	1,095,875	1.92
			2,291,963	4.01
Papua New Guinea (Cost $702,859)
Puma International Financing S.A., 5.000%, 01/24/2026		750,000	683,938	1.20
			683,938	1.20
Peru (Cost $366,555)
Nexa Resources S.A., 6.500%, 01/18/2028		200,000	195,159	0.34
Southern Copper Corp., 3.875%, 04/23/2025		175,000	169,698	0.30
			364,857	0.64
Qatar (Cost $290,871)
ABQ Finance Ltd., 3.125%, 09/24/2024		300,000	289,719	0.51
			289,719	0.51
Saudi Arabia (Cost $4,812,299)
Arabian Centres Sukuk Ltd., 5.375%, 11/26/2024		2,385,000	2,305,360	4.03
Dar Al-Arkan Sukuk Co. Ltd., 6.750%, 02/15/2025		2,502,000	2,455,338	4.29
			4,760,698	8.32
South Africa (Cost $1,583,413)
Liquid Telecommunications Financing PLC, 5.500%, 09/04/2026		500,000	333,000	0.58
Sasol Financing U.S.A. LLC, 5.875%, 03/27/2024		1,100,000	1,089,661	1.91
			1,422,661	2.49

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Tanzania (Cost $1,199,166)
HTA Group Ltd., 7.000%, 12/18/2025		1,300,000	$1,239,108	2.17
			1,239,108	2.17
United Arab Emirates (Cost $436,685)
BOS Funding Ltd., 4.000%, 09/18/2024		450,000	436,349	0.76
			436,349	0.76
Venezuela (Cost $16,453,222)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[6,7]		18,697,500	7,385,512	12.91
			7,385,512	12.91
Zambia (Cost $197,802)
First Quantum Minerals Ltd., 6.875%, 03/01/2026		200,000	197,250	0.34
			197,250	0.34
Total Debt Securities (Cost $126,711,356)			54,102,888	94.59
Total Investments (Total Cost $126,711,356)			54,102,888	94.59
Other Assets Less Liabilities			3,096,872	5.41
Net Assets			$57,199,760	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Step coupon bond. Rate as of July 31, 2023 is disclosed.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[4]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[5]	Restricted security that has been deemed illiquid. At July 31, 2023 the value of these restricted illiquid securities amount to $281,387 or 0.49% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
Oi S.A., 14.000%, 09/07/2024	4/21/23-6/15/23	$282,801

[6]	Issuer has defaulted on terms of debt obligation.
[7]	Maturity has been extended under the terms of a plan of reorganization.
[8]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Short Duration Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$39,155,923	$—	$39,155,923
Corporate Convertible Bonds	—	353,659	—	353,659
Financial Certificates	—	4,760,698	—	4,760,698
Government Agencies	—	8,737,641	—	8,737,641
Government Bonds	—	1,094,967	—	1,094,967
Total Debt Securities	—	54,102,888	—	54,102,888
Total Investments	$—	$54,102,888	$—	$54,102,888

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2023 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $1,443,210)
B3 S.A. - Brasil Bolsa Balcao	BRL	69,660	$219,494	0.80
Banco do Brasil S.A.	BRL	23,100	235,409	0.86
Hypera S.A.*	BRL	42,500	388,803	1.41
Petroleo Brasileiro S.A. ADR		14,708	215,913	0.79
Vale S.A.	BRL	15,280	223,477	0.81
Vale S.A. ADR		17,573	257,093	0.93
			1,540,189	5.60
China (Cost $9,089,571)
Alibaba Group Holding Ltd.*	HKD	87,800	1,118,339	4.07
Alibaba Group Holding Ltd. ADR*		1,640	167,542	0.61
ANTA Sports Products Ltd.	HKD	45,400	534,785	1.94
Baidu, Inc. ADR*		1,197	186,720	0.68
Baidu, Inc., Class A*	HKD	20,900	408,336	1.48
China International Capital Corp. Ltd., Class H2	HKD	260,400	574,106	2.09
China Vanke Co. Ltd., Class H	HKD	408,800	577,282	2.10
JD.com, Inc. ADR		4,118	170,115	0.62
JD.com, Inc., Class A	HKD	22,123	455,091	1.65
Meituan, Class B*,2	HKD	74,940	1,425,738	5.18
NARI Technology Co. Ltd., Class A	CNH	70,449	239,763	0.87
Shenzhen Inovance Technology Co. Ltd., Class A	CNH	51,197	510,202	1.85
Tencent Holdings Ltd.	HKD	35,800	1,643,144	5.97
Yum China Holdings, Inc.		13,166	803,389	2.92
Zijin Mining Group Co. Ltd., Class H	HKD	262,000	450,867	1.64
			9,265,419	33.67
Hong Kong (Cost $550,446)
AIA Group Ltd.	HKD	54,400	543,617	1.98
			543,617	1.98
India (Cost $3,284,482)
HDFC Bank Ltd. ADR		16,644	1,136,452	4.13
Hindalco Industries Ltd.	INR	53,654	302,003	1.09
ICICI Bank Ltd. ADR		33,368	819,852	2.98
Larsen & Toubro Ltd.	INR	7,240	236,043	0.86
Maruti Suzuki India Ltd.	INR	5,689	679,511	2.47
Reliance Industries Ltd.	INR	12,359	382,762	1.39
Reliance Strategic Investments Ltd.*,3	INR	12,864	40,954	0.15
			3,597,577	13.07
Indonesia (Cost $358,408)
Bank Central Asia Tbk PT	IDR	642,800	388,931	1.41
			388,931	1.41
Mexico (Cost $1,420,482)
Cemex S.A.B. de C.V. ADR*		19,197	146,281	0.53

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Mexico (continued)
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	87,600	$830,277	3.02
Wal-Mart de Mexico S.A.B. de C.V.	MXN	142,650	593,857	2.16
			1,570,415	5.71
Russian Federation (Cost $2,514,310)
Gazprom PJSC[4]	RUB	84,440	—	—
LUKOIL PJSC[4]	RUB	12,180	—	—
Moscow Exchange MICEX-RTS PJSC[3]	RUB	528,670	1	—
			1	—
Saudi Arabia (Cost $971,445)
Saudi Arabian Oil Co.[2]	SAR	122,638	1,059,139	3.85
			1,059,139	3.85
South Africa (Cost $448,845)
Clicks Group Ltd.	ZAR	9,377	147,203	0.54
Naspers Ltd., Class N	ZAR	1,585	311,658	1.13
			458,861	1.67
South Korea (Cost $3,020,110)
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	KRW	4,815	466,047	1.69
LG Chem Ltd.	KRW	545	277,555	1.01
LG H&H Co. Ltd.	KRW	549	184,371	0.67
NAVER Corp.	KRW	1,820	324,416	1.18
Samsung Biologics Co. Ltd.*,2	KRW	703	422,605	1.54
Samsung Electronics Co. Ltd.	KRW	25,627	1,404,651	5.10
			3,079,645	11.19
Taiwan (Cost $2,918,834)
Delta Electronics, Inc.	TWD	40,000	466,302	1.69
Hon Hai Precision Industry Co. Ltd.	TWD	72,000	248,919	0.90
MediaTek, Inc.	TWD	6,000	131,736	0.48
Realtek Semiconductor Corp.	TWD	13,000	178,380	0.65
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	115,021	2,071,413	7.53
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		2,855	283,073	1.03
			3,379,823	12.28
Thailand (Cost $533,651)
Kasikornbank PCL (Registered)	THB	76,700	283,462	1.03
PTT Exploration & Production PCL (Registered)	THB	52,900	246,505	0.90
			529,967	1.93
United Arab Emirates (Cost $977,686)
Aldar Properties PJSC	AED	200,510	282,203	1.03
Dubai Islamic Bank PJSC	AED	219,412	343,460	1.25
Emaar Properties PJSC	AED	220,378	405,689	1.47
			1,031,352	3.75
Total Common Stocks (Cost $27,531,480)			26,444,936	96.11

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Preferred Stocks
Brazil (Cost $277,249)
Itau Unibanco Holding S.A. ADR*		57,027	$342,732	1.24
			342,732	1.24
Total Preferred Stocks (Cost $277,249)			342,732	1.24
Total Investments (Total Cost $27,808,729)			26,787,668	97.35
Other Assets Less Liabilities			728,277	2.65
Net Assets			$27,515,945	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[3]	Security is a Level 3 investment.
[4]	Security has been deemed worthless and is a Level 3 investment.
Percentages shown are based on net assets.
At July 31, 2023, the industry sectors for the Ashmore Emerging Markets Active Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	9.3%
Consumer Discretionary	20.6
Consumer Staples	3.4
Energy	6.9
Financials	20.9
Health Care	3.0
Industrials	5.3
Information Technology	17.4
Materials	6.0
Real Estate	4.6
Total Investments	97.4
Other Assets Less Liabilities	2.6
Net Assets	100.0%

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Active Equity Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$1,540,189	$—	$—	$1,540,189
China	1,327,766	7,937,653	—	9,265,419
Hong Kong	—	543,617	—	543,617
India	1,956,304	1,600,319	40,954	3,597,577
Indonesia	—	388,931	—	388,931
Mexico	1,570,415	—	—	1,570,415
Russian Federation	—	—	1	1
Saudi Arabia	—	1,059,139	—	1,059,139
South Africa	—	458,861	—	458,861
South Korea	—	3,079,645	—	3,079,645
Taiwan	414,809	2,965,014	—	3,379,823
Thailand	529,967	—	—	529,967
United Arab Emirates	—	1,031,352	—	1,031,352
Total Common Stocks	7,339,450	19,064,531	40,955	26,444,936
Preferred Stocks
Brazil	342,732	—	—	342,732
Total Investments	$7,682,182	$19,064,531	$40,955	$26,787,668

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended July 31, 2023:
Category and Subcategory	Beginning Balance at 10/31/2022	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 07/31/2023	Change in Unrealized Appreciation (Depreciation) from Investments still held 07/31/2023
Investments, at value
Common Stock
Russian Federation	$1	$—	$—	$—	$—	$—	$—	$—	$1	$—
India	—	—	33,217	—	—	7,737	—	—	40,954	7,737
Total	$1	$—	$33,217	$—	$—	$7,737	$—	$—	$40,955	$7,737
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2023:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 07/31/2023	Valuation Technique	Unobservable Input
Common Stock	$1	Zero Priced Asset	Inputs to Model
Common Stock	40,954	IPO Price	IPO Price

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2023 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $132,397)
Globant S.A.*		800	$139,784	1.38
			139,784	1.38
Brazil (Cost $695,268)
Arcos Dorados Holdings, Inc., Class A		13,400	151,420	1.50
Arezzo Industria e Comercio S.A.*	BRL	7,400	128,947	1.28
Oncoclinicas do Brasil Servicos Medicos S.A.*	BRL	80,900	205,982	2.04
TOTVS S.A.*	BRL	30,300	189,473	1.88
Zenvia, Inc., Class A*		15,000	16,500	0.16
			692,322	6.86
China (Cost $2,000,899)
A-Living Smart City Services Co. Ltd.*,2	HKD	68,000	48,581	0.48
Baozun, Inc. ADR*		10,290	53,097	0.53
CIMC Enric Holdings Ltd.	HKD	218,000	219,058	2.17
Fu Shou Yuan International Group Ltd.	HKD	281,000	216,960	2.15
Hongfa Technology Co. Ltd., Class A	CNH	73,600	357,511	3.54
JNBY Design Ltd.	HKD	217,000	253,044	2.51
Noah Holdings Ltd. ADR		11,800	179,596	1.78
Xiabuxiabu Catering Management China Holdings Co. Ltd.[2]	HKD	360,000	209,553	2.08
			1,537,400	15.24
Greece (Cost $120,802)
Piraeus Financial Holdings S.A.*	EUR	44,694	168,756	1.67
			168,756	1.67
India (Cost $1,941,722)
Aarti Industries Ltd.	INR	21,406	121,655	1.20
APL Apollo Tubes Ltd.	INR	9,483	183,734	1.82
Granules India Ltd.	INR	60,822	239,056	2.37
JB Chemicals & Pharmaceuticals Ltd.	INR	7,415	226,041	2.24
Multi Commodity Exchange of India Ltd.	INR	14,874	300,428	2.98
PB Fintech Ltd.*	INR	25,380	225,975	2.24
Prince Pipes & Fittings Ltd.	INR	25,193	200,754	1.99
Quess Corp. Ltd.[2]	INR	59,015	307,719	3.05
Radico Khaitan Ltd.	INR	11,148	196,483	1.95
			2,001,845	19.84
Indonesia (Cost $388,567)
Bank Syariah Indonesia Tbk PT	IDR	1,796,700	197,293	1.96
Ciputra Development Tbk PT	IDR	2,911,400	215,260	2.13
			412,553	4.09
Kuwait (Cost $136,658)
Humansoft Holding Co. K.S.C.	KWD	12,756	149,465	1.48
			149,465	1.48

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Malaysia (Cost $453,999)
AGMO HOLDINGS Bhd.*	MYR	199	$27	—
My EG Services Bhd.	MYR	2,141,824	363,376	3.60
			363,403	3.60
Mexico (Cost $128,437)
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR		2,200	199,320	1.98
			199,320	1.98
Peru (Cost $135,523)
Alicorp S.A.A.	PEN	82,177	161,891	1.60
			161,891	1.60
Russian Federation (Cost $258,305)
Detsky Mir PJSC*,2,3,4	RUB	131,200	—	—
			—	—
Saudi Arabia (Cost $172,257)
Jahez International Co.*	SAR	1,218	194,571	1.93
			194,571	1.93
South Africa (Cost $198,931)
Karooooo Ltd.		7,218	182,255	1.81
			182,255	1.81
South Korea (Cost $1,421,527)
Classys, Inc.	KRW	5,704	137,351	1.36
Dentium Co. Ltd.	KRW	2,850	321,643	3.19
Eugene Technology Co. Ltd.	KRW	7,977	229,622	2.27
Hana Materials, Inc.	KRW	4,857	183,665	1.82
Hansol Chemical Co. Ltd.	KRW	1,995	306,946	3.04
KoMiCo Ltd.	KRW	9,132	435,766	4.32
Park Systems Corp.	KRW	1,264	200,437	1.99
			1,815,430	17.99
Taiwan (Cost $1,642,525)
Andes Technology Corp.	TWD	18,000	263,255	2.61
E Ink Holdings, Inc.	TWD	51,000	365,138	3.62
eCloudvalley Digital Technology Co. Ltd.	TWD	42,977	193,904	1.92
Kaori Heat Treatment Co. Ltd.	TWD	23,000	250,089	2.48
Parade Technologies Ltd.	TWD	7,000	205,645	2.04
Poya International Co. Ltd.	TWD	11,873	193,670	1.92
Sinbon Electronics Co. Ltd.	TWD	13,000	139,198	1.38
WinWay Technology Co. Ltd.	TWD	8,000	199,067	1.97
			1,809,966	17.94

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
United Arab Emirates (Cost $71,656)
Americana Restaurants International PLC	AED	86,491	$90,395	0.90
			90,395	0.90
Total Common Stocks (Cost $9,899,473)			9,919,356	98.31
Total Investments (Total Cost $9,899,473)			9,919,356	98.31
Other Assets Less Liabilities			170,117	1.69
Net Assets			$10,089,473	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[3]	Security is a Level 3 investment.
[4]	Restricted security that has been deemed illiquid. At July 31, 2023 the value of these restricted illiquid securities amount to $0 or 0.00% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
Detsky Mir PJSC	5/7/21-2/2/22	$258,305
Percentages shown are based on net assets.
At July 31, 2023, the industry sectors for the Ashmore Emerging Markets Small-Cap Equity Fund were:
Sector	Percentage of Net Assets
Consumer Discretionary	16.3%
Consumer Staples	3.5
Financials	10.6
Health Care	11.2
Industrials	18.8
Information Technology	29.2
Materials	6.1
Real Estate	2.6
Total Investments	98.3
Other Assets Less Liabilities	1.7
Net Assets	100.0%

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Small-Cap Equity Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$139,784	$—	$—	$139,784
Brazil	692,322	—	—	692,322
China	232,693	1,304,707	—	1,537,400
Greece	—	168,756	—	168,756
India	—	2,001,845	—	2,001,845
Indonesia	—	412,553	—	412,553
Kuwait	—	149,465	—	149,465
Malaysia	—	363,403	—	363,403
Mexico	199,320	—	—	199,320
Peru	161,891	—	—	161,891
Saudi Arabia	—	194,571	—	194,571
South Africa	182,255	—	—	182,255
South Korea	—	1,815,430	—	1,815,430
Taiwan	703,403	1,106,563	—	1,809,966
United Arab Emirates	—	90,395	—	90,395
Total Common Stocks	2,311,668	7,607,688	—	9,919,356
Total Investments	$2,311,668	$7,607,688	$—	$9,919,356

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended July 31, 2023:
Category and Subcategory	Beginning Balance at 10/31/2022	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 07/31/2023	Change in Unrealized Appreciation (Depreciation) from Investments still held 07/31/2023
Investments, at value
Common Stock
Russian Federation	$4	$—	$—	$(61,212)	$(266,690)	$327,898	$—	$—	$—	$—
Total	$4	$—	$—	$(61,212)	$(266,690)	$327,898	$—	$—	$—	$—
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2023:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 07/31/2023	Valuation Technique	Unobservable Input
Common Stock	$—	Zero Priced Asset	Inputs to Model

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2023 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $585,186)
Globant S.A.*		3,250	$567,872	0.81
			567,872	0.81
Cambodia (Cost $1,513,563)
NagaCorp. Ltd.*	HKD	2,193,263	1,375,113	1.96
			1,375,113	1.96
Egypt (Cost $703,533)
Commercial International Bank Egypt S.A.E. GDR (Registered)		588,844	709,110	1.01
			709,110	1.01
Georgia (Cost $1,015,468)
Bank of Georgia Group PLC	GBP	29,791	1,244,272	1.77
			1,244,272	1.77
Ghana (Cost $652,951)
Kosmos Energy Ltd.*		109,200	775,320	1.10
			775,320	1.10
Iceland (Cost $2,565,061)
Arion Banki HF2	ISK	1,678,176	1,898,342	2.70
Marel HF	ISK	154,569	515,210	0.74
			2,413,552	3.44
Kazakhstan (Cost $4,650,223)
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)		145,240	2,079,115	2.96
Kaspi.KZ JSC GDR (Registered)		41,995	3,851,411	5.48
			5,930,526	8.44
Kenya (Cost $1,830,639)
Equity Group Holdings PLC	KES	1,733,900	498,652	0.71
Safaricom PLC	KES	4,024,600	476,714	0.68
			975,366	1.39
Kuwait (Cost $3,407,375)
Humansoft Holding Co. K.S.C.	KWD	144,263	1,690,307	2.40
National Bank of Kuwait S.A.K.P.	KWD	578,670	1,811,975	2.58
			3,502,282	4.98
Mauritius (Cost $1,262,708)
MCB Group Ltd.	MUR	184,085	1,276,767	1.82
			1,276,767	1.82
Morocco (Cost $3,719,750)
Attijariwafa Bank	MAD	40,160	1,855,534	2.64
Itissalat Al-Maghrib	MAD	37,889	421,575	0.60
Label Vie	MAD	2,862	1,372,434	1.95
			3,649,543	5.19

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Pakistan (Cost $1,337,571)
Systems Ltd.	PKR	783,351	$1,214,161	1.73
			1,214,161	1.73
Peru (Cost $1,204,683)
Credicorp Ltd.		9,680	1,520,244	2.16
			1,520,244	2.16
Philippines (Cost $3,458,611)
ACEN Corp.*	PHP	213,480	23,355	0.03
Bank of the Philippine Islands	PHP	537,330	1,122,249	1.60
BDO Unibank, Inc.	PHP	545,172	1,439,861	2.05
SM Investments Corp.	PHP	40,000	664,887	0.95
Wilcon Depot, Inc.	PHP	1,470,400	612,291	0.87
			3,862,643	5.50
Qatar (Cost $7,195,066)
Industries Qatar QSC	QAR	258,043	945,126	1.34
Ooredoo QPSC	QAR	225,000	706,499	1.01
Qatar Electricity & Water Co. QSC	QAR	225,086	1,122,421	1.60
Qatar Gas Transport Co. Ltd.	QAR	773,950	896,305	1.28
Qatar Islamic Bank S.A.Q.	QAR	158,381	920,532	1.31
Qatar National Bank QPSC	QAR	503,324	2,348,473	3.34
			6,939,356	9.88
Romania (Cost $3,913,836)
Banca Transilvania S.A.*	RON	442,778	2,032,495	2.89
OMV Petrom S.A.	RON	11,381,555	1,370,295	1.95
Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica S.A.*	RON	43,105	1,077,769	1.54
			4,480,559	6.38
Saudi Arabia (Cost $945,571)
Al Hammadi Holding	SAR	31,592	494,995	0.70
United International Transportation Co.	SAR	42,694	787,384	1.12
			1,282,379	1.82
Slovenia (Cost $1,536,099)
Nova Ljubljanska Banka dd GDR (Registered)	EUR	109,998	1,916,198	2.73
			1,916,198	2.73
United Arab Emirates (Cost $10,682,833)
Abu Dhabi Islamic Bank PJSC	AED	659,188	2,016,759	2.87
ADNOC Drilling Co. PJSC	AED	320,829	344,194	0.49
Al Ansari Financial Services PJSC*	AED	2,654,093	860,039	1.22
Aldar Properties PJSC	AED	1,064,140	1,497,699	2.13
Americana Restaurants International PLC	AED	312,957	327,081	0.47
Dubai Electricity & Water Authority PJSC	AED	1,086,698	792,788	1.13
Dubai Islamic Bank PJSC	AED	630,146	986,410	1.40
Emaar Development PJSC	AED	421,669	728,121	1.04

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
United Arab Emirates (continued)
Emaar Properties PJSC	AED	1,022,578	$1,882,439	2.68
Emirates Telecommunications Group Co. PJSC	AED	115,581	704,822	1.00
First Abu Dhabi Bank PJSC	AED	301,116	1,200,029	1.71
			11,340,381	16.14
Vietnam (Cost $10,783,771)
Bank for Foreign Trade of Vietnam JSC*	VND	547,984	2,119,113	3.02
FPT Corp.	VND	825,535	2,984,870	4.25
Khang Dien House Trading and Investment JSC*	VND	848,100	1,343,397	1.91
Military Commercial Joint Stock Bank	VND	984,002	783,013	1.12
Phu Nhuan Jewelry JSC	VND	403,466	1,413,684	2.01
Vingroup JSC*	VND	466,449	1,084,990	1.54
Vinhomes JSC*,2	VND	917,411	2,439,906	3.47
			12,168,973	17.32
Total Common Stocks (Cost $62,964,498)			67,144,617	95.57
Preferred Stocks
Colombia (Cost $739,676)
Bancolombia S.A. ADR, 11.68%[3]		28,054	857,330	1.22
			857,330	1.22
Total Preferred Stocks (Cost $739,676)			857,330	1.22
Investment Companies
Vietnam Enterprise Investments Ltd., Class C *	GBP	166,058	1,394,025	1.98
Total Investment Companies (Cost $1,191,796)			1,394,025	1.98
Total Investments (Total Cost $64,895,970)			69,395,972	98.77
Other Assets Less Liabilities			861,812	1.23
Net Assets			$70,257,784	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
At July 31, 2023, the industry sectors for the Ashmore Emerging Markets Frontier Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	3.3%
Consumer Discretionary	7.7
Consumer Staples	2.0
Energy	4.8
Financials	52.3
Health Care	0.7
Industrials	4.1
Information Technology	6.8
Real Estate	12.8
Utilities	4.3
Total Investments	98.8
Other Assets Less Liabilities	1.2
Net Assets	100.0%

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Frontier Equity Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$567,872	$—	$—	$567,872
Cambodia	—	1,375,113	—	1,375,113
Egypt	—	709,110	—	709,110
Georgia	—	1,244,272	—	1,244,272
Ghana	775,320	—	—	775,320
Iceland	—	2,413,552	—	2,413,552
Kazakhstan	—	5,930,526	—	5,930,526
Kenya	—	975,366	—	975,366
Kuwait	—	3,502,282	—	3,502,282
Mauritius	—	1,276,767	—	1,276,767
Morocco	—	3,649,543	—	3,649,543
Pakistan	—	1,214,161	—	1,214,161
Peru	1,520,244	—	—	1,520,244
Philippines	—	3,862,643	—	3,862,643
Qatar	—	6,939,356	—	6,939,356
Romania	1,077,769	3,402,790	—	4,480,559
Saudi Arabia	—	1,282,379	—	1,282,379
Slovenia	—	1,916,198	—	1,916,198
United Arab Emirates	—	11,340,381	—	11,340,381
Vietnam	—	12,168,973	—	12,168,973
Total Common Stocks	3,941,205	63,203,412	—	67,144,617
Preferred Stocks
Colombia	857,330	—	—	857,330
Investment Companies
Vietnam	—	1,394,025	—	1,394,025
Total Investments	$4,798,535	$64,597,437	$—	$69,395,972

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2023 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $1,256,322)
Globant S.A.*		7,300	$1,275,529	1.05
			1,275,529	1.05
Brazil (Cost $5,656,453)
Arcos Dorados Holdings, Inc., Class A		63,900	722,070	0.60
Arezzo Industria e Comercio S.A.*	BRL	68,200	1,188,407	0.98
Localiza Rent a Car S.A.*	BRL	115,200	1,637,588	1.35
TOTVS S.A.*	BRL	347,700	2,174,251	1.80
XP, Inc., Class A*		43,200	1,166,832	0.96
			6,889,148	5.69
China (Cost $41,755,088)
ANTA Sports Products Ltd.	HKD	309,600	3,646,905	3.01
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	CNH	228,470	986,110	0.81
China Merchants Bank Co. Ltd., Class H	HKD	273,500	1,352,008	1.12
CIMC Enric Holdings Ltd.	HKD	910,000	914,417	0.76
ENN Energy Holdings Ltd.	HKD	138,800	1,672,729	1.38
H World Group Ltd. ADR*		30,259	1,453,642	1.20
Hongfa Technology Co. Ltd., Class A	CNH	575,811	2,796,991	2.31
JD.com, Inc. ADR		58,897	2,433,035	2.01
JD.com, Inc., Class A	HKD	3,473	71,443	0.06
Lufax Holding Ltd. ADR		528,059	939,945	0.78
Meituan, Class B*,2	HKD	167,130	3,179,658	2.63
NARI Technology Co. Ltd., Class A	CNH	345,980	1,177,491	0.97
NetEase, Inc. ADR		35,702	3,882,236	3.21
Prosus N.V.*	EUR	14,175	1,122,562	0.93
Tencent Holdings Ltd.	HKD	183,400	8,417,669	6.95
Wuliangye Yibin Co. Ltd., Class A	CNH	75,200	1,917,691	1.58
WuXi AppTec Co. Ltd., Class H2	HKD	120,900	1,139,913	0.94
Xiabuxiabu Catering Management China Holdings Co. Ltd.[2]	HKD	2,623,500	1,527,117	1.26
			38,631,562	31.91
Greece (Cost $1,004,622)
Piraeus Financial Holdings S.A.*	EUR	368,295	1,390,614	1.15
			1,390,614	1.15
Hong Kong (Cost $2,218,189)
AIA Group Ltd.	HKD	211,000	2,108,516	1.74
			2,108,516	1.74
India (Cost $11,788,048)
Aarti Industries Ltd.	INR	167,539	952,160	0.79
Alkem Laboratories Ltd.	INR	25,059	1,214,318	1.00
Granules India Ltd.	INR	298,843	1,174,577	0.97
HDFC Bank Ltd. ADR		48,035	3,279,830	2.71

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
India (continued)
Hindalco Industries Ltd.	INR	189,074	$1,064,243	0.88
ICICI Bank Ltd. ADR		60,838	1,494,790	1.23
Larsen & Toubro Ltd.	INR	37,612	1,226,251	1.01
Multi Commodity Exchange of India Ltd.	INR	72,949	1,473,438	1.22
PB Fintech Ltd.*	INR	154,493	1,375,555	1.14
			13,255,162	10.95
Kazakhstan (Cost $1,254,579)
Kaspi.KZ JSC GDR (Registered)		17,913	1,642,822	1.36
			1,642,822	1.36
Malaysia (Cost $1,176,198)
My EG Services Bhd.	MYR	7,202,700	1,221,992	1.01
			1,221,992	1.01
Mexico (Cost $5,024,931)
Fomento Economico Mexicano S.A.B. de C.V. ADR		43,025	4,872,581	4.02
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	MXN	58,800	1,120,343	0.93
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	152,600	1,446,351	1.19
			7,439,275	6.14
Peru (Cost $1,001,098)
Credicorp Ltd.		7,654	1,202,061	0.99
			1,202,061	0.99
Poland (Cost $1,176,946)
Dino Polska S.A.*,2	PLN	16,483	1,837,442	1.52
			1,837,442	1.52
Russian Federation (Cost $1,633,271)
LUKOIL PJSC[3]	RUB	21,299	—	—
			—	—
Saudi Arabia (Cost $1,978,422)
Elm Co.	SAR	5,722	1,038,480	0.86
Saudi Awwal Bank	SAR	129,812	1,318,147	1.09
			2,356,627	1.95
South Korea (Cost $11,777,055)
Classys, Inc.	KRW	46,087	1,109,767	0.92
Dentium Co. Ltd.	KRW	16,600	1,873,426	1.55
Hana Materials, Inc.	KRW	29,902	1,130,731	0.93
Hansol Chemical Co. Ltd.	KRW	13,993	2,152,932	1.78
KoMiCo Ltd.	KRW	23,657	1,128,879	0.93
LG Chem Ltd.	KRW	4,162	2,119,601	1.75
SK Hynix, Inc.	KRW	44,034	4,266,381	3.52
			13,781,717	11.38

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Taiwan (Cost $22,083,542)
Andes Technology Corp.	TWD	80,000	$1,170,022	0.96
Delta Electronics, Inc.	TWD	191,000	2,226,590	1.84
E Ink Holdings, Inc.	TWD	252,000	1,804,210	1.49
Kaori Heat Treatment Co. Ltd.	TWD	121,000	1,315,684	1.09
Parade Technologies Ltd.	TWD	55,000	1,615,783	1.33
Poya International Co. Ltd.	TWD	63,630	1,037,960	0.86
Sinbon Electronics Co. Ltd.	TWD	98,000	1,049,337	0.87
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	324,000	5,834,917	4.82
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		50,266	4,983,874	4.12
WinWay Technology Co. Ltd.	TWD	60,000	1,493,007	1.23
			22,531,384	18.61
United Arab Emirates (Cost $2,183,794)
Americana Restaurants International PLC	AED	1,074,525	1,123,020	0.93
Emaar Properties PJSC	AED	831,754	1,531,156	1.26
			2,654,176	2.19
Total Common Stocks (Cost $112,968,558)			118,218,027	97.64
Preferred Stocks
Brazil (Cost $1,409,292)
Petroleo Brasileiro S.A. ADR, 3.398%[4]		142,209	1,877,159	1.55
			1,877,159	1.55
Total Preferred Stocks (Cost $1,409,292)			1,877,159	1.55
Equity-Linked Securities
China (Cost $299,804)
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. *		64,100	276,698	0.23
			276,698	0.23
Total Equity-Linked Securities (Cost $299,804)			276,698	0.23
Total Investments (Total Cost $114,677,654)			120,371,884	99.42
Other Assets Less Liabilities			700,429	0.58
Net Assets			$121,072,313	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[3]	Security has been deemed worthless and is a Level 3 investment.
[4]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)

At July 31, 2023, the industry sectors for the Ashmore Emerging Markets Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	10.2%
Consumer Discretionary	14.4
Consumer Staples	7.1
Energy	1.5
Financials	16.7
Health Care	5.4
Industrials	9.4
Information Technology	25.8
Materials	6.2
Real Estate	1.3
Utilities	1.4
Total Investments	99.4
Other Assets Less Liabilities	0.6
Net Assets	100.0%

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$1,275,529	$—	$—	$1,275,529
Brazil	6,889,148	—	—	6,889,148
China	8,708,858	29,922,704	—	38,631,562
Greece	—	1,390,614	—	1,390,614
Hong Kong	—	2,108,516	—	2,108,516
India	4,774,620	8,480,542	—	13,255,162
Kazakhstan	—	1,642,822	—	1,642,822
Malaysia	—	1,221,992	—	1,221,992
Mexico	7,439,275	—	—	7,439,275
Peru	1,202,061	—	—	1,202,061
Poland	—	1,837,442	—	1,837,442
Saudi Arabia	—	2,356,627	—	2,356,627
South Korea	—	13,781,717	—	13,781,717
Taiwan	9,330,428	13,200,956	—	22,531,384
United Arab Emirates	—	2,654,176	—	2,654,176
Total Common Stocks	39,619,919	78,598,108	—	118,218,027
Equity-Linked Securities
China	—	276,698	—	276,698
Preferred Stocks
Brazil	1,877,159	—	—	1,877,159
Total Investments	$41,497,078	$78,874,806	$—	$120,371,884

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended July 31, 2023:
Category and Subcategory	Beginning Balance at 10/31/2022	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 07/31/2023	Change in Unrealized Appreciation (Depreciation) from Investments still held 07/31/2023
Investments, at value
Common Stock
Russian Federation	$45	$—	$—	$(993,051)	$(4,067,425)	$5,060,431	$—	$—	$—	$—
Total	$45	$—	$—	$(993,051)	$(4,067,425)	$5,060,431	$—	$—	$—	$—
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2023:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 07/31/2023	Valuation Technique	Unobservable Input
Common Stock	$—	Zero Priced Asset	Inputs to Model

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2023 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $219,250)
Globant S.A.*		1,300	$227,149	1.92
			227,149	1.92
Brazil (Cost $567,190)
Arezzo Industria e Comercio S.A.*	BRL	10,100	175,996	1.48
Oncoclinicas do Brasil Servicos Medicos S.A.*	BRL	95,200	242,391	2.05
TOTVS S.A.*	BRL	40,300	252,006	2.13
			670,393	5.66
China (Cost $3,583,690)
ANTA Sports Products Ltd.	HKD	25,000	294,485	2.48
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	CNH	26,300	113,515	0.96
Hongfa Technology Co. Ltd., Class A	CNH	90,700	440,574	3.72
Meituan, Class B*,2	HKD	11,350	215,934	1.82
NARI Technology Co. Ltd., Class A	CNH	110,640	376,547	3.18
NetEase, Inc. ADR		3,022	328,612	2.77
Prosus N.V.*	EUR	755	59,791	0.50
Sunresin New Materials Co. Ltd., Class A	CNH	20,000	161,904	1.36
Tencent Holdings Ltd.	HKD	17,300	794,033	6.70
WuXi AppTec Co. Ltd., Class H2	HKD	30,880	291,154	2.46
Xiabuxiabu Catering Management China Holdings Co. Ltd.[2]	HKD	286,500	166,769	1.41
			3,243,318	27.36
Hong Kong (Cost $352,838)
AIA Group Ltd.	HKD	35,200	351,752	2.97
			351,752	2.97
India (Cost $951,813)
Alkem Laboratories Ltd.	INR	3,754	181,913	1.54
Granules India Ltd.	INR	51,294	201,607	1.70
HDFC Bank Ltd. ADR		6,391	436,377	3.68
ICICI Bank Ltd. ADR		7,445	182,924	1.54
PB Fintech Ltd.*	INR	22,802	203,021	1.71
			1,205,842	10.17
Malaysia (Cost $187,444)
AGMO HOLDINGS Bhd.*	MYR	105	14	—
My EG Services Bhd.	MYR	1,132,180	192,083	1.62
			192,097	1.62
Mexico (Cost $413,206)
Fomento Economico Mexicano S.A.B. de C.V. ADR		4,259	482,332	4.07
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	22,100	209,465	1.77
			691,797	5.84

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Peru (Cost $157,106)
Credicorp Ltd.		1,215	$190,816	1.61
			190,816	1.61
Poland (Cost $144,016)
Dino Polska S.A.*,2	PLN	2,255	251,376	2.12
			251,376	2.12
Saudi Arabia (Cost $115,012)
Elm Co.	SAR	986	178,948	1.51
			178,948	1.51
South Korea (Cost $1,037,455)
Dentium Co. Ltd.	KRW	3,071	346,584	2.92
Hansol Chemical Co. Ltd.	KRW	2,180	335,410	2.83
LG Chem Ltd.	KRW	623	317,278	2.68
SK Hynix, Inc.	KRW	2,865	277,585	2.34
			1,276,857	10.77
Taiwan (Cost $2,314,856)
Andes Technology Corp.	TWD	13,000	190,129	1.60
Delta Electronics, Inc.	TWD	22,000	256,466	2.16
E Ink Holdings, Inc.	TWD	57,000	408,095	3.44
Kaori Heat Treatment Co. Ltd.	TWD	24,000	260,962	2.20
Parade Technologies Ltd.	TWD	7,000	205,645	1.74
Poya International Co. Ltd.	TWD	9,090	148,280	1.25
Sinbon Electronics Co. Ltd.	TWD	23,000	246,273	2.08
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	29,000	522,261	4.41
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		5,240	519,546	4.38
WinWay Technology Co. Ltd.	TWD	7,000	174,184	1.47
			2,931,841	24.73
United Arab Emirates (Cost $190,027)
Abu Dhabi Islamic Bank PJSC	AED	40,505	123,923	1.05
Americana Restaurants International PLC	AED	105,731	110,503	0.93
			234,426	1.98
Total Common Stocks (Cost $10,233,903)			11,646,612	98.26
Preferred Stocks
South Korea (Cost $106,663)
LG Chem Ltd., 2.561%[3]	KRW	341	105,093	0.89
			105,093	0.89
Total Preferred Stocks (Cost $106,663)			105,093	0.89

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Equity-Linked Securities
China (Cost $30,155)
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. *		6,000	$25,900	0.22
			25,900	0.22
Total Equity-Linked Securities (Cost $30,155)			25,900	0.22
Total Investments (Total Cost $10,370,721)			11,777,605	99.37
Other Assets Less Liabilities			75,245	0.63
Net Assets			$11,852,850	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
Percentages shown are based on net assets.
At July 31, 2023, the industry sectors for the Ashmore Emerging Markets Equity ESG Fund were:
Sector	Percentage of Net Assets
Communication Services	9.5%
Consumer Discretionary	9.9
Consumer Staples	6.2
Financials	14.3
Health Care	10.7
Industrials	10.7
Information Technology	29.2
Materials	8.9
Total Investments	99.4
Other Assets Less Liabilities	0.6
Net Assets	100.0%

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity ESG Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$227,149	$—	$—	$227,149
Brazil	670,393	—	—	670,393
China	328,612	2,914,706	—	3,243,318
Hong Kong	—	351,752	—	351,752
India	619,301	586,541	—	1,205,842
Malaysia	—	192,097	—	192,097
Mexico	691,797	—	—	691,797
Peru	190,816	—	—	190,816
Poland	—	251,376	—	251,376
Saudi Arabia	—	178,948	—	178,948
South Korea	—	1,276,857	—	1,276,857
Taiwan	1,348,098	1,583,743	—	2,931,841
United Arab Emirates	—	234,426	—	234,426
Total Common Stocks	4,076,166	7,570,446	—	11,646,612
Equity-Linked Securities
China	—	25,900	—	25,900
Preferred Stocks
South Korea	—	105,093	—	105,093
Total Investments	$4,076,166	$7,701,439	$—	$11,777,605

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended July 31, 2023:
Category and Subcategory	Beginning Balance at 10/31/2022	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 07/31/2023	Change in Unrealized Appreciation (Depreciation) from Investments still held 07/31/2023
Investments, at value
Common Stock
Russian Federation	$6	$—	$—	$(122,001)	$(564,782)	$686,777	$—	$—	$—	$—
Total	$6	$—	$—	$(122,001)	$(564,782)	$686,777	$—	$—	$—	$—

ASHMORE EMERGING MARKETS SHORT DURATION SELECT FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Brazil (Cost $775,855)
Banco do Brasil S.A., 4.625%, 01/15/2025		200,000	$195,544	2.05
BRF GmbH, 4.350%, 09/29/2026		200,000	186,039	1.95
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc., 2.500%, 01/15/2027		200,000	179,700	1.88
MercadoLibre, Inc., 2.375%, 01/14/2026		200,000	182,142	1.90
			743,425	7.78
Chile (Cost $385,304)
Celulosa Arauco y Constitucion S.A., 3.875%, 11/02/2027		200,000	185,265	1.94
Inversiones CMPC S.A., 4.750%, 09/15/2024		200,000	196,750	2.06
			382,015	4.00
China (Cost $401,995)
ENN Energy Holdings Ltd., 4.625%, 05/17/2027		200,000	193,984	2.03
Tencent Holdings Ltd., (Floating, CME Term SOFR 3M + 1.172%), 6.470%, 04/11/2024		200,000	200,602	2.10
			394,586	4.13
Colombia (Cost $246,071)
Ecopetrol S.A., 4.125%, 01/16/2025		140,000	135,364	1.41
Ecopetrol S.A., 5.375%, 06/26/2026		100,000	96,244	1.01
			231,608	2.42
Czech Republic (Cost $92,990)
CETIN Group N.V., 3.125%, 04/14/2027	EUR	100,000	102,609	1.07
			102,609	1.07
Hong Kong (Cost $394,605)
HKT Capital No. 4 Ltd., 3.000%, 07/14/2026		200,000	183,831	1.93
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.100%), 7.776%, 11/16/2025[2]		200,000	204,682	2.14
			388,513	4.07
India (Cost $797,801)
ABJA Investment Co. Pte. Ltd., 5.950%, 07/31/2024		200,000	199,208	2.08
Bharti Airtel Ltd., 4.375%, 06/10/2025		200,000	195,319	2.04
Greenko Solar Mauritius Ltd., 5.950%, 07/29/2026		200,000	189,100	1.98
HDFC Bank Ltd., 5.686%, 03/02/2026		200,000	200,206	2.10
			783,833	8.20
Indonesia (Cost $598,635)
Bank Mandiri Persero Tbk PT, 2.000%, 04/19/2026		200,000	181,585	1.90
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 4.750%, 05/15/2025		400,000	391,000	4.09
			572,585	5.99

ASHMORE EMERGING MARKETS SHORT DURATION SELECT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Jordan (Cost $202,910)
Hikma Finance U.S.A. LLC, 3.250%, 07/09/2025		200,000	$190,055	1.99
			190,055	1.99
Kazakhstan (Cost $370,066)
KazMunayGas National Co. JSC, 4.750%, 04/19/2027		200,000	190,892	2.00
Tengizchevroil Finance Co. International Ltd., 4.000%, 08/15/2026		200,000	181,200	1.89
			372,092	3.89
Kuwait (Cost $208,851)
MEGlobal Canada ULC, 5.000%, 05/18/2025		200,000	195,817	2.05
			195,817	2.05
Malaysia (Cost $189,749)
MISC Capital Two Labuan Ltd., 3.750%, 04/06/2027		200,000	187,536	1.96
			187,536	1.96
Mexico (Cost $559,838)
Petroleos Mexicanos, 6.875%, 10/16/2025		331,000	318,893	3.34
Trust Fibra Uno, 5.250%, 01/30/2026		200,000	195,719	2.05
			514,612	5.39
Oman (Cost $607,458)
Bank Muscat SAOG, 4.750%, 03/17/2026		200,000	193,382	2.02
National Bank of Oman SAOG, 5.625%, 09/25/2023		200,000	199,348	2.09
Oztel Holdings SPC Ltd., 5.625%, 10/24/2023		200,000	199,250	2.09
			591,980	6.20
Panama (Cost $202,494)
Banco Latinoamericano de Comercio Exterior S.A., 2.375%, 09/14/2025		200,000	186,300	1.95
			186,300	1.95
Peru (Cost $386,318)
Credicorp Ltd., 2.750%, 06/17/2025		200,000	189,549	1.98
Kallpa Generacion S.A., 4.125%, 08/16/2027		200,000	187,192	1.96
			376,741	3.94
Saudi Arabia (Cost $580,116)
Arabian Centres Sukuk Ltd., 5.375%, 11/26/2024		256,000	247,452	2.59
SNB Funding Ltd., 2.750%, 10/02/2024		333,000	320,226	3.35
			567,678	5.94
Singapore (Cost $189,764)
BOC Aviation Ltd., 3.500%, 09/18/2027		200,000	186,788	1.96
			186,788	1.96
South Africa (Cost $583,756)
Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024		200,000	198,032	2.07
MTN Mauritius Investments Ltd., 6.500%, 10/13/2026		200,000	196,800	2.06

ASHMORE EMERGING MARKETS SHORT DURATION SELECT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
South Africa (continued)
Prosus N.V., 3.257%, 01/19/2027		205,000	$185,604	1.94
			580,436	6.07
South Korea (Cost $199,189)
SK On Co. Ltd., 5.375%, 05/11/2026		200,000	198,889	2.08
			198,889	2.08
Thailand (Cost $204,585)
Kasikornbank PCL, 5.458%, 03/07/2028		200,000	201,205	2.11
			201,205	2.11
United Arab Emirates (Cost $659,873)
Galaxy Pipeline Assets Bidco Ltd., 1.750%, 09/30/2027		145,874	134,564	1.41
MAF Global Securities Ltd., 4.750%, 05/07/2024		200,000	198,067	2.07
Mashreqbank PSC, 4.250%, 02/26/2024		322,000	317,975	3.33
			650,606	6.81
Total Debt Securities (Cost $8,838,223)			8,599,909	90.00
Total Investments (Total Cost $8,838,223)			8,599,909	90.00
Other Assets Less Liabilities			956,053	10.00
Net Assets			$9,555,962	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
Percentages shown are based on net assets.
At July 31, 2023, the Ashmore Emerging Markets Short Duration Select Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/08/2023	Morgan Stanley	United States Dollar	103,101	Euro	94,651	$(1,013)
Subtotal Depreciation						(1,013)
Total						$(1,013)

ASHMORE EMERGING MARKETS SHORT DURATION SELECT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Short Duration Select Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$6,628,115	$—	$6,628,115
Financial Certificates	—	247,452	—	247,452
Government Agencies	—	1,538,042	—	1,538,042
Municipal Bonds	—	186,300	—	186,300
Total Debt Securities	—	8,599,909	—	8,599,909
Total Investments	$—	$8,599,909	$—	$8,599,909

Other Financial Instruments
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(1,013)	$—	$(1,013)
Total Other Financial Instruments	$—	$(1,013)	$—	$(1,013)

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Angola (Cost $379,875)
Angola (Rep of), 8.000%, 11/26/2029		200,000	$176,750	0.99
Angola (Rep of), 9.125%, 11/26/2049		250,000	201,875	1.14
			378,625	2.13
Argentina (Cost $591,836)
Argentina (Rep of), 1.000%, 07/09/2029		124,000	41,636	0.24
Argentina (Rep of), (Step to 1.750% on 07/09/2027), 0.750%, 07/09/2030[2]		614,000	211,723	1.19
Argentina (Rep of), (Step to 4.125% on 07/09/2024), 3.625%, 07/09/2035[2]		561,000	173,968	0.98
Argentina (Rep of), (Step to 5.000% on 07/09/2024), 4.250%, 01/09/2038[2]		160,000	57,484	0.32
Argentina (Rep of), (Step to 4.875% on 07/09/2029), 3.500%, 07/09/2041[2]		311,000	100,625	0.57
			585,436	3.30
Azerbaijan (Cost $203,380)
Southern Gas Corridor CJSC, 6.875%, 03/24/2026		200,000	202,984	1.14
			202,984	1.14
Bahrain (Cost $213,250)
Oil and Gas Holding (The) Co. BSCC, 8.375%, 11/07/2028		200,000	211,200	1.19
			211,200	1.19
Brazil (Cost $572,797)
Brazil (Rep of), 4.250%, 01/07/2025		400,000	391,886	2.21
Brazil (Rep of), 8.250%, 01/20/2034		15,000	17,424	0.10
Brazil (Rep of), 5.000%, 01/27/2045		200,000	162,025	0.91
			571,335	3.22
Chile (Cost $751,653)
Chile (Rep of), 3.100%, 05/07/2041		200,000	149,430	0.84
Chile (Rep of), 3.100%, 01/22/2061		200,000	130,060	0.73
Corp. Nacional del Cobre de Chile, 4.375%, 02/05/2049		200,000	167,510	0.95
Empresa Nacional del Petroleo, 5.250%, 11/06/2029		268,000	259,172	1.46
			706,172	3.98
China (Cost $178,624)
Sinopec Group Overseas Development 2018 Ltd., 2.700%, 05/13/2030		200,000	177,747	1.00
			177,747	1.00
Colombia (Cost $255,750)
Colombia (Rep of), 7.375%, 09/18/2037		100,000	98,613	0.55
Colombia (Rep of), 5.625%, 02/26/2044		200,000	155,840	0.88
			254,453	1.43

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Costa Rica (Cost $176,500)
Costa Rica (Rep of), 5.625%, 04/30/2043		200,000	$174,100	0.98
			174,100	0.98
Croatia (Cost $200,086)
Croatia (Rep of), 6.000%, 01/26/2024		200,000	199,752	1.13
			199,752	1.13
Dominican Republic (Cost $739,739)
Dominican (Rep of), 5.500%, 01/27/2025		100,000	98,475	0.56
Dominican (Rep of), 6.875%, 01/29/2026		100,000	100,852	0.57
Dominican (Rep of), 4.875%, 09/23/2032		225,000	194,867	1.10
Dominican (Rep of), 5.300%, 01/21/2041		150,000	121,128	0.68
Dominican (Rep of), 5.875%, 01/30/2060		282,000	222,780	1.25
			738,102	4.16
Ecuador (Cost $81,945)
Ecuador (Rep of), (Step to 5.500% on 07/31/2024), 3.500%, 07/31/2035[2]		57,000	19,594	0.11
Ecuador (Rep of), (Step to 5.000% on 07/31/2024), 2.500%, 07/31/2040[2]		194,000	60,625	0.34
			80,219	0.45
Egypt (Cost $499,250)
Egypt (Rep of), 7.600%, 03/01/2029		200,000	143,506	0.81
Egypt (Rep of), 8.500%, 01/31/2047		200,000	116,312	0.65
Egypt (Rep of), 8.700%, 03/01/2049		200,000	116,404	0.66
Egypt (Rep of), 8.875%, 05/29/2050		200,000	117,540	0.66
			493,762	2.78
Gabon (Cost $170,760)
Gabon (Rep of), 6.625%, 02/06/2031		200,000	168,710	0.95
			168,710	0.95
Ghana (Cost $270,000)
Ghana (Rep of), 6.375%, 02/11/2027[3]		200,000	90,735	0.51
Ghana (Rep of), 7.625%, 05/16/2029[3]		200,000	90,500	0.51
Ghana (Rep of), 8.625%, 04/07/2034[3]		200,000	90,500	0.51
			271,735	1.53
Guatemala (Cost $205,400)
Guatemala (Rep of), 6.600%, 06/13/2036		200,000	204,695	1.15
			204,695	1.15
Hungary (Cost $220,250)
Hungary (Rep of), 5.375%, 03/25/2024		92,000	91,702	0.52
Hungary (Rep of), 3.125%, 09/21/2051		200,000	128,097	0.72
			219,799	1.24

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
India (Cost $188,864)
Export-Import Bank of India, 3.375%, 08/05/2026		200,000	$188,161	1.06
			188,161	1.06
Indonesia (Cost $1,327,151)
Indonesia (Rep of), 4.150%, 09/20/2027		200,000	194,235	1.09
Indonesia (Rep of), 6.625%, 02/17/2037		100,000	114,439	0.64
Indonesia (Rep of), 7.750%, 01/17/2038		100,000	125,660	0.71
Indonesia (Rep of), 4.200%, 10/15/2050		200,000	173,135	0.98
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 4.750%, 05/15/2025		200,000	195,500	1.10
Pertamina Persero PT, 6.500%, 11/07/2048		200,000	207,961	1.17
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.150%, 05/21/2048		200,000	195,500	1.10
			1,206,430	6.79
Ivory Coast (Cost $261,824)
Ivory Coast (Rep of), 4.875%, 01/30/2032	EUR	100,000	88,994	0.50
Ivory Coast (Rep of), 6.875%, 10/17/2040	EUR	100,000	87,964	0.49
Ivory Coast (Rep of), 6.625%, 03/22/2048	EUR	100,000	82,649	0.47
			259,607	1.46
Kazakhstan (Cost $215,220)
Kazakhstan (Rep of), 6.500%, 07/21/2045		200,000	213,944	1.20
			213,944	1.20
Malaysia (Cost $423,956)
Petronas Capital Ltd., 2.480%, 01/28/2032		200,000	166,336	0.94
Petronas Capital Ltd., 4.550%, 04/21/2050		282,000	255,458	1.44
			421,794	2.38
Mexico (Cost $1,531,866)
Comision Federal de Electricidad, 3.875%, 07/26/2033		200,000	156,423	0.88
Mexico (Rep of), 5.400%, 02/09/2028		200,000	202,341	1.14
Mexico (Rep of), 6.050%, 01/11/2040		44,000	44,633	0.25
Mexico (Rep of), 5.550%, 01/21/2045		64,000	60,903	0.34
Mexico (Rep of), 3.771%, 05/24/2061		200,000	135,906	0.77
Mexico (Rep of), 3.750%, 04/19/2071		200,000	132,662	0.75
Mexico (Rep of), 5.750%, 10/12/2110		76,000	67,783	0.38
Petroleos Mexicanos, 6.350%, 02/12/2048		101,000	62,814	0.36
Petroleos Mexicanos, 7.690%, 01/23/2050		450,000	313,165	1.76
Petroleos Mexicanos, 6.950%, 01/28/2060		418,000	266,545	1.50
			1,443,175	8.13
Mongolia (Cost $161,000)
Mongolia (Rep of), 4.450%, 07/07/2031		200,000	157,100	0.88
			157,100	0.88

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Morocco (Cost $207,400)
Morocco (Rep of), 6.500%, 09/08/2033		200,000	$206,500	1.16
			206,500	1.16
Nigeria (Cost $311,217)
Nigeria (Rep of), 7.696%, 02/23/2038		200,000	158,144	0.89
Nigeria (Rep of), 7.625%, 11/28/2047		205,000	152,930	0.86
			311,074	1.75
Oman (Cost $894,348)
Oman (Rep of), 4.750%, 06/15/2026		200,000	195,195	1.10
Oman (Rep of), 6.750%, 10/28/2027		200,000	207,507	1.17
Oman (Rep of), 6.500%, 03/08/2047		200,000	192,290	1.08
Oman (Rep of), 6.750%, 01/17/2048		300,000	296,418	1.67
			891,410	5.02
Pakistan (Cost $359,900)
Pakistan (Rep of), 8.250%, 04/15/2024		200,000	159,900	0.90
Pakistan (Rep of), 7.375%, 04/08/2031		200,000	98,000	0.55
Pakistan (Rep of), 8.875%, 04/08/2051		200,000	92,100	0.52
			350,000	1.97
Panama (Cost $329,640)
Panama (Rep of), 7.125%, 01/29/2026		100,000	103,615	0.58
Panama (Rep of), 8.875%, 09/30/2027		49,000	55,592	0.31
Panama (Rep of), 9.375%, 04/01/2029		63,000	75,373	0.43
Panama (Rep of), 6.700%, 01/26/2036		88,000	94,035	0.53
			328,615	1.85
Paraguay (Cost $200,600)
Paraguay (Rep of), 5.850%, 08/21/2033[4]		200,000	200,498	1.13
			200,498	1.13
Peru (Cost $604,744)
Peru (Rep of), 7.350%, 07/21/2025		100,000	102,804	0.58
Peru (Rep of), 8.750%, 11/21/2033		149,000	186,912	1.05
Peru (Rep of), 3.300%, 03/11/2041		69,000	52,368	0.30
Peru (Rep of), 2.780%, 12/01/2060		119,000	71,400	0.40
Peru (Rep of), 3.230%, 07/28/2121		53,000	31,760	0.18
Petroleos del Peru S.A., 5.625%, 06/19/2047		234,000	156,780	0.88
			602,024	3.39
Philippines (Cost $595,766)
Philippines (Rep of), 10.625%, 03/16/2025		53,000	57,266	0.32
Philippines (Rep of), 9.500%, 02/02/2030		105,000	131,489	0.74
Philippines (Rep of), 7.750%, 01/14/2031		100,000	117,100	0.66
Philippines (Rep of), 6.375%, 10/23/2034		100,000	110,874	0.63
Philippines (Rep of), 3.950%, 01/20/2040		200,000	172,487	0.97
			589,216	3.32

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Poland (Cost $310,469)
Poland (Rep of), 5.500%, 11/16/2027		69,000	$70,311	0.40
Poland (Rep of), 5.750%, 11/16/2032		77,000	81,258	0.46
Poland (Rep of), 4.875%, 10/04/2033		116,000	114,527	0.64
Poland (Rep of), 5.500%, 04/04/2053		43,000	43,645	0.24
			309,741	1.74
Qatar (Cost $585,001)
Qatar (Rep of), 3.250%, 06/02/2026		200,000	191,457	1.08
Qatar (Rep of), 4.817%, 03/14/2049		250,000	240,000	1.35
QatarEnergy, 3.125%, 07/12/2041		200,000	151,633	0.85
			583,090	3.28
Romania (Cost $268,973)
Romania (Rep of), 3.000%, 02/27/2027		40,000	36,400	0.21
Romania (Rep of), 3.000%, 02/14/2031		30,000	25,123	0.14
Romania (Rep of), 3.625%, 03/27/2032		48,000	41,232	0.23
Romania (Rep of), 6.125%, 01/22/2044		24,000	23,808	0.13
Romania (Rep of), 4.000%, 02/14/2051		194,000	141,441	0.80
			268,004	1.51
South Africa (Cost $515,480)
South Africa (Rep of), 4.300%, 10/12/2028		200,000	180,700	1.02
South Africa (Rep of), 5.875%, 04/20/2032		200,000	183,249	1.03
South Africa (Rep of), 5.750%, 09/30/2049		200,000	149,482	0.84
			513,431	2.89
Tunisia (Cost $80,598)
Tunisia (Rep of), 6.375%, 07/15/2026	EUR	118,000	79,492	0.45
			79,492	0.45
Turkey (Cost $384,946)
Turkey (Rep of), 4.875%, 04/16/2043		238,000	162,742	0.91
Turkey (Rep of), 5.750%, 05/11/2047		302,000	221,474	1.25
			384,216	2.16
Ukraine (Cost $61,500)
Ukraine (Rep of), 6.876%, 05/21/2031[3]		200,000	59,542	0.34
			59,542	0.34
United Arab Emirates (Cost $1,045,334)
Abu Dhabi (Gov’t of), 1.875%, 09/15/2031		200,000	166,000	0.94
Abu Dhabi (Gov’t of), 3.125%, 09/30/2049		200,000	145,660	0.82
Abu Dhabi (Gov’t of), 3.875%, 04/16/2050		280,000	234,615	1.32
Abu Dhabi (Gov’t of), 2.700%, 09/02/2070		200,000	122,404	0.69
DP World Crescent Ltd., 3.750%, 01/30/2030		361,000	335,724	1.89
			1,004,403	5.66
Uruguay (Cost $549,390)
Uruguay (Rep of), 7.875%, 01/15/2033[5]		103,000	124,373	0.70

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Uruguay (continued)
Uruguay (Rep of), 5.750%, 10/28/2034		70,000	$75,250	0.42
Uruguay (Rep of), 7.625%, 03/21/2036		75,000	91,296	0.51
Uruguay (Rep of), 4.125%, 11/20/2045		62,000	55,844	0.31
Uruguay (Rep of), 5.100%, 06/18/2050		67,000	66,824	0.38
Uruguay (Rep of), 4.975%, 04/20/2055		137,000	132,443	0.75
			546,030	3.07
Total Debt Securities (Cost $17,126,282)			16,756,323	94.35
Total Investments in Securities (Cost $17,126,282)			16,756,323	94.35
Total Investments (Total Cost $17,126,282)			16,756,323	94.35
Other Assets Less Liabilities			1,004,031	5.65
Net Assets			$17,760,354	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Step coupon bond. Rate as of July 31, 2023 is disclosed.
[3]	Issuer has defaulted on terms of debt obligation.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[5]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
Percentages shown are based on net assets.
At July 31, 2023, the Ashmore Emerging Markets Investment Grade Income Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/08/2023	Morgan Stanley	United States Dollar	355,104	Euro	322,112	$788
Subtotal Appreciation						788
08/08/2023	Morgan Stanley	Euro	432,108	United States Dollar	476,454	(1,144)
08/08/2023	Morgan Stanley	United States Dollar	467,674	Euro	429,478	(4,742)
Subtotal Depreciation						(5,886)
Total						$(5,098)

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Investment Grade Income Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$1,100,911	$—	$1,100,911
Financial Certificates	—	335,724	—	335,724
Government Agencies	—	2,313,471	—	2,313,471
Government Bonds	—	13,006,217	—	13,006,217
Total Debt Securities	—	16,756,323	—	16,756,323
Total Investments	$—	$16,756,323	$—	$16,756,323

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$788	$—	$788
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(5,886)	—	(5,886)
Total Other Financial Instruments	$—	$(5,098)	$—	$(5,098)

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Brazil (Cost $1,166,997)
Klabin Austria GmbH, 7.000%, 04/03/2049		230,000	$227,904	3.17
MARB BondCo PLC, 3.950%, 01/29/2031		300,000	222,180	3.09
Oi S.A., 14.000%, (73% PIK), 09/07/2024[2,3,4]		30,166	30,014	0.42
Oi S.A., 10.000%, 07/27/2025[3,5]		290,000	17,400	0.24
Suzano Austria GmbH, 7.000%, 03/16/2047		200,000	204,359	2.85
			701,857	9.77
Chile (Cost $363,215)
Banco de Chile, 2.990%, 12/09/2031		200,000	169,535	2.36
VTR Finance N.V., 6.375%, 07/15/2028		200,000	84,782	1.18
			254,317	3.54
China (Cost $1,141,465)
Central China Real Estate Ltd., 7.250%, 08/13/2024[5]		300,000	13,500	0.19
Fantasia Holdings Group Co. Ltd., 11.875%, 06/01/2023[5,6]		280,000	13,720	0.19
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025[5]		280,000	11,950	0.17
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[5]		290,000	7,250	0.10
			46,420	0.65
Guatemala (Cost $360,835)
Central American Bottling Corp./CBC Bottling Holdco S.L./Beliv Holdco S.L., 5.250%, 04/27/2029		200,000	184,501	2.57
Millicom International Cellular S.A., 5.125%, 01/15/2028		180,000	161,282	2.24
			345,783	4.81
India (Cost $928,231)
Bharti Airtel Ltd., 3.250%, 06/03/2031		200,000	171,663	2.39
Clean Renewable Power Mauritius Pte. Ltd., 4.250%, 03/25/2027		372,000	330,150	4.59
Greenko Power II Ltd., 4.300%, 12/13/2028		185,500	162,997	2.27
India Green Energy Holdings, 5.375%, 04/29/2024		250,000	245,237	3.41
			910,047	12.66
Indonesia (Cost $152,084)
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.850%, 10/14/2038		200,000	178,728	2.49
			178,728	2.49
Israel (Cost $483,740)
Bank Leumi Le-Israel B.M., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.631%), 3.275%, 01/29/2031[2,7]		200,000	179,080	2.49
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/2036		270,000	244,987	3.41
			424,067	5.90
Kuwait (Cost $427,635)
MEGlobal Canada ULC, 5.875%, 05/18/2030		200,000	202,606	2.82

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Kuwait (continued)
NBK Tier 1 Financing 2 Ltd., (Variable, USD CMT 6Y + 2.832%), 4.500%, 08/27/2025[7]		200,000	$183,756	2.56
			386,362	5.38
Mexico (Cost $1,211,129)
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.760%), 8.375%, 10/14/2030[7]		260,000	254,150	3.54
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.650%), 5.125%, 01/18/2033[7]		240,000	208,800	2.91
Corp. Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 05/13/2031		200,000	167,500	2.33
Orbia Advance Corp. S.A.B. de C.V., 5.875%, 09/17/2044		200,000	177,764	2.47
Trust Fibra Uno, 6.390%, 01/15/2050		220,000	181,469	2.52
			989,683	13.77
Panama (Cost $199,055)
C&W Senior Financing DAC, 6.875%, 09/15/2027		200,000	181,544	2.53
			181,544	2.53
Peru (Cost $186,623)
Intercorp Peru Ltd., 3.875%, 08/15/2029		200,000	170,500	2.37
			170,500	2.37
Qatar (Cost $281,866)
QIB Sukuk Ltd., (Floating, ICE LIBOR USD 3M + 1.350%), 6.674%, 02/07/2025		280,000	282,799	3.94
			282,799	3.94
Romania (Cost $172,384)
NE Property B.V., 2.000%, 01/20/2030	EUR	200,000	167,932	2.34
			167,932	2.34
Russian Federation (Cost $184,629)
Sovcombank Via SovCom Capital DAC, 7.600%, 02/17/2027[5,8]		200,000	—	—
			—	—
South Africa (Cost $589,190)
Absa Group Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.411%), 6.375%, 05/27/2026[7]		200,000	185,000	2.57
MTN Mauritius Investments Ltd., 6.500%, 10/13/2026		210,000	206,640	2.88
Prosus N.V., 3.680%, 01/21/2030		200,000	170,754	2.38
			562,394	7.83
United Arab Emirates (Cost $1,090,480)
DIB Sukuk Ltd., 2.950%, 01/16/2026		240,000	226,686	3.15
DP World Ltd., 6.850%, 07/02/2037		200,000	219,256	3.05
DP World Salaam, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.750%), 6.000%, 10/01/2025[7]		200,000	198,938	2.77
Emirates Telecommunications Group Co. PJSC, 0.875%, 05/17/2033	EUR	200,000	165,365	2.30

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
United Arab Emirates (continued)
MAF Global Securities Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.893%), 7.875%, 06/30/2027[7]		200,000	$203,261	2.83
			1,013,506	14.10
Total Debt Securities (Cost $8,939,558)			6,615,939	92.08
Total Investments in Securities (Cost $8,939,558)			6,615,939	92.08
Total Investments (Total Cost $8,939,558)			6,615,939	92.08
Other Assets Less Liabilities			569,148	7.92
Net Assets			$7,185,087	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[3]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[4]	Restricted security that has been deemed illiquid. At July 31, 2023 the value of these restricted illiquid securities amount to $30,014 or 0.42% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
Oi S.A., 14.000%, 09/07/2024	4/21/23-6/15/23	$30,166

[5]	Issuer has defaulted on terms of debt obligation.
[6]	Maturity has been extended under the terms of a plan of reorganization.
[7]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[8]	Security has been deemed worthless and is a Level 3 investment.
Percentages shown are based on net assets.
At July 31, 2023, the Ashmore Emerging Markets Corporate Income ESG Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/08/2023	Barclays	United States Dollar	341,432	Euro	309,072	$1,460
Subtotal Appreciation						1,460
Total						$1,460

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Income ESG Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$4,917,489	$—	$4,917,489
Corporate Convertible Bonds	—	827,030	—	827,030
Financial Certificates	—	708,423	—	708,423
Government Agencies	—	162,997	—	162,997
Total Debt Securities	—	6,615,939	—	6,615,939
Total Investments	$—	$6,615,939	$—	$6,615,939

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$1,460	$—	$1,460
Total Other Financial Instruments	$—	$1,460	$—	$1,460
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended July 31, 2023:
Category and Subcategory	Beginning Balance at 10/31/2022	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 07/31/2023	Change in Unrealized Appreciation (Depreciation) from Investments still held 07/31/2023
Investments, at value
Corporate Bonds
Russian Federation	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2023 (Unaudited)
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2023:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 07/31/2023	Valuation Technique	Unobservable Input
Corporate Bonds	$—	Zero Priced Asset	Inputs to Model